Securities Management and Research, Inc.                 FIRST-CLASS MAIL
P.O. Box 58969                                             U.S. POSTAGE
Houston, TX 77258-8969                                         PAID
                                                          PERMIT NO. 89
                                                         GALVESTON, TEXAS

 A N N U A L  R E P O R T
                             AMERICAN
                             NATIONAL
                             INVESTMENT
                             ACCOUNTS
                             INC.

                                          / / GROWTH PORTFOLIO
                                          / / EQUITY INCOME PORTFOLIO
                                          / / BALANCED PORTFOLIO
                                          / / MONEY MARKET PORTFOLIO
                                          / / GOVERNMENT BOND PORTFOLIO
                                          / / SMALL-CAP/MID-CAP PORTFOLIO
                                          / / HIGH YIELD BOND PORTFOLIO
                                          / / INTERNATIONAL STOCK PORTFOLIO

                                          ANNUAL REPORT
                                          DECEMBER 31, 2002

                                         "The financial statements contained
                                         herein are included for the general
                                         information of our shareholders. This
                                         report is not authorized for
                                         distribution to prospective investors
                                         unless preceded or accompanied by an
                                         effective prospectus."

                                        Form 9429
                                        02/03

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

COMMON STOCK                                               SHARES      VALUE
AEROSPACE & DEFENSE--2.17%
Boeing Company                                               3,600  $   118,764
Honeywell International Incorporated                         6,900      165,600
                                                                    -----------
                                                                        284,364

AUTO COMPONENTS--0.51%
Superior Industries International, Incorporated              1,600       66,176
AUTOMOBILES--1.82%
Ford Motor Company                                           5,322       49,495
General Motors Corporation                                   3,000      110,580
Harley-Davidson, Incorporated                                1,700       78,540
                                                                    -----------
                                                                        238,615

BANKS--7.27%
Bank of America Corporation                                  4,500      313,065
PNC Financial Services Group                                 4,000      167,600
U.S. Bancorp                                                12,078      256,295
Wells Fargo Company                                          4,600      215,602
                                                                    -----------
                                                                        952,562

BEVERAGES--3.88%
Anheuser-Busch Companies, Incorporated                       4,100      198,440
Coca-Cola Company                                            4,000      175,280
PepsiCo, Incorporated                                        3,200      135,104
                                                                    -----------
                                                                        508,824

BIOTECHNOLOGY--1.91%
Amgen Incorporated *                                         2,400      116,016
Enzon, Incorporated *                                        3,500       58,520
Genentech, Incorporated *                                    2,300       76,268
                                                                    -----------
                                                                        250,804

CHEMICALS--0.06%
Monsanto Company                                               392        7,546

COMMERCIAL SERVICES & SUPPLIES--1.09%
Automatic Data Processing, Incorporated                      1,600       62,800
H & R Block, Incorporated                                    2,000       80,400
                                                                    -----------
                                                                        143,200

COMMUNICATIONS EQUIPMENT--2.06%
Cisco Systems, Incorporated *                               10,700      140,170
Motorola, Incorporated                                       5,300       45,845
QUALCOMM Incorporated *                                      2,300       83,697
                                                                    -----------
                                                                        269,712

COMMON STOCK                                               SHARES      VALUE

COMPUTERS & PERIPHERALS--3.42%
Computer Associates International, Incorporated                900  $    12,150
Dell Computer Corporation *                                  4,100      109,634
EMC Corporation *                                            7,600       46,664
Hewlett-Packard Company                                      4,800       83,328
International Business Machines Corporation                  2,300      178,250
Sun Microsystems, Incorporated *                             5,900       18,349
                                                                    -----------
                                                                        448,375

CONTAINERS & PACKAGING--2.12%
Pactiv Corporation *                                        12,700      277,622

DIVERSIFIED FINANCIALS--6.61%
Citigroup, Incorporated                                      8,800      309,672
Countrywide Financial Corporation                            2,100      108,465
J.P. Morgan Chase & Company                                  7,850      188,400
Morgan Stanley                                               6,500      259,480
                                                                    -----------
                                                                        866,017

DIVERSIFIED TELECOMMUNICATION SERVICES--2.25%
Alltel Corporation                                           2,800      142,800
Telefonos de Mexico SA de CV                                 2,200       70,356
Verizon Communications                                       2,100       81,375
                                                                    -----------
                                                                        294,531

ELECTRIC UTILITIES--1.12%
Allegheny Energy, Incorporated                               3,300       24,948
Exelon Corporation                                           2,300      121,371
                                                                    -----------
                                                                        146,319

ELECTRICAL EQUIPMENT--0.69%
American Power Conversion Corporation *                      6,000       90,900

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.25%
Agilent Technologies, Incorporated *                           600       10,776
Jabil Circuit, Incorporated *                                  500        8,960
Molex Incorporated                                             300        6,912
Waters Corporation *                                           300        6,534
                                                                    -----------
                                                                         33,182

ENERGY EQUIPMENT & SERVICES--2.92%
GlobalSantaFe Corporation                                    3,192       77,629
Oceaneering International, Incorporated *                    3,000       74,220
Schlumberger Limited                                         1,700       71,553
Tidewater, Incorporated                                      2,950       91,745
Transocean Sedco Forex Incorporated                          2,880       66,816
                                                                    -----------
                                                                        381,963

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                               SHARES      VALUE
FOOD PRODUCTS--4.29%
ConAgra Foods, Incorporated                                 10,900  $   272,609
McCormick & Company, Incorporated                            6,200      143,840
Sensient Technologies Corporation                            6,500      146,055
                                                                    -----------
                                                                        562,504

FOOD & DRUG RETAILING--1.46%
J. M. Smucker Company (The)                                     52        2,070
SUPERVALU Incorporated                                       5,300       87,503
SYSCO Corporation                                            3,400      101,286
                                                                    -----------
                                                                        190,859

HEALTHCARE EQUIPMENT & SUPPLIES--2.34%
Medtronic, Incorporated                                      3,000      136,800
Patterson Dental Company *                                   1,800       78,732
Zimmer Holdings, Incorporated *                              2,200       91,344
                                                                    -----------
                                                                        306,876

HEALTHCARE PROVIDERS & SERVICES--1.05%
McKesson Corporation                                         2,900       78,387
Tenet Healthcare Corporation *                               3,600       59,040
                                                                    -----------
                                                                        137,427

HOTELS, RESTAURANTS & LEISURE--0.18%
Fairmont Hotels & Resorts Incorporated                       1,000       23,550

HOUSEHOLD PRODUCTS--2.58%
Kimberly-Clark Corporation                                   2,400      113,928
Procter & Gamble Company                                     2,600      223,444
                                                                    -----------
                                                                        337,372

INDUSTRIAL CONGLOMERATES--6.00%
3M Company                                                   2,500      308,250
Danaher Corporation                                          1,500       98,550
General Electric Company                                     7,100      172,885
Griffon Corporation *                                        4,100       55,842
RPM, Incorporated                                            4,800       73,344
Rockwell Automation, Incorporated                            3,700       76,627
                                                                    -----------
                                                                        785,498

INSURANCE--4.97%
American International Group, Incorporated                   4,516      261,251
Brown & Brown, Incorporated                                  3,000       96,960
CIGNA Corporation                                            1,700       69,904
Prudential Financial, Incorporated                           6,500      206,310
Travelers Property Casualty Corporation (Class A) *            380        5,567
Travelers Property Casualty Corporation (Class B) *            781       11,442
                                                                    -----------
                                                                        651,434

COMMON STOCK                                               SHARES      VALUE

IT CONSULTING & SERVICES--0.36%
Electronic Data Systems Corporation                          1,400  $    25,802
SunGard Data Systems Incorporated *                            900       21,204
                                                                    -----------
                                                                         47,006

MACHINERY--2.65%
Caterpillar Incorporated                                     3,700      169,164
Ingersoll-Rand Company (Class A)                             2,300       99,038
Kennametal Incorporated                                      2,300       79,304
                                                                    -----------
                                                                        347,506

MEDIA--1.07%
Walt Disney Company (The)                                    8,600      140,266

METALS & MINING--0.11%
Fording Incorporated                                           664       13,917

MULTI-LINE RETAIL--3.78%
Kohl's Corporation *                                         2,800      156,660
Wal-Mart Stores, Incorporated                                6,700      338,417
                                                                    -----------
                                                                        495,077

OFFICE ELECTRONICS--0.08%
Xerox Corporation *                                          1,300       10,465

OIL & GAS--4.48%
Anadarko Petroleum Corporation                               1,300       62,270
BP Amoco PLC ADR                                             3,500      142,275
ChevronTexaco Corporation                                    1,400       93,072
Royal Dutch Petroleum Company ADR                            3,800      167,276
Unocal Corporation                                           4,000      122,320
                                                                    -----------
                                                                        587,213

PHARMACEUTICALS--5.27%
Johnson & Johnson                                            5,100      273,921
Merck & Company, Incorporated                                2,500      141,525
Pfizer, Incorporated                                         5,825      178,070
Pharmacia Corporation                                        2,300       96,140
                                                                    -----------
                                                                        689,656

ROAD & RAIL--0.17%
Canadian Pacific LTD                                         1,100       21,670

SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.51%
Analog Devices, Incorporated *                                 500       11,935
Applied Materials, Incorporated *                            2,400       31,272
Intel Corporation                                           11,100      172,827
KLA-Tencor Corporation *                                       400       14,148
Linear Technology Corporation                                  500       12,860
Maxim Integrated Products, Incorporated                        400       13,216
Micron Technology, Incorporated *                              800        7,792
Texas Instruments Incorporated                               3,200       48,032
Thermo Electron Corporation *                                  400        8,048
Xilinx, Incorporated *                                         400        8,240
                                                                    -----------
                                                                        328,370

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
GROWTH PORTFOLIO, CONTINUED

COMMON STOCK                                               SHARES      VALUE
SOFTWARE--4.05%
Electronic Arts Incorporated *                                 300  $    14,931
Intuit Incorporated *                                          400       18,768
Microsoft Corporation *                                      7,200      372,240
Oracle Corporation *                                         8,100       87,480
PeopleSoft, Incorporated *                                   1,400       25,620
VERITAS Software Corporation *                                 700       10,934
                                                                    -----------
                                                                        529,973

SPECIALTY RETAIL--1.56%
Bed Bath & Beyond Incorporated *                             3,400      117,402
Chico's FAS, Incorporated *                                  4,600       86,986
                                                                    -----------
                                                                        204,388

TRADING COMPANIES & DISTRIBUTORS--0.71%
W.W. Grainger, Incorporated                                  1,800       92,790

WIRELESS TELECOMMUNICATION SERVICES--0.84%
A T & T Wireless Services Incorporated *                     5,865       33,137
Nextel Communications, Incorporated (Class A) *              6,700       77,385
                                                                    -----------
                                                                        110,522
                                                                    -----------
                                        TOTAL COMMON STOCK--90.66%
                                                (Cost $12,194,315)   11,875,051
                                                                    -----------

                                                            FACE
COMMERCIAL PAPER                                           AMOUNT      VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.40%
Sharp Electronics Corporation, 1.42%, 01/17/03            $315,000  $   314,801

FOOD PRODUCTS--2.45%
ConAgra Foods Incorporated, 1.55%, 01/02/03                321,000      320,986

GAS UTILITIES--4.26%
North Shore Gas Company, 1.55%, 01/09/03                   558,000      557,808
                                                                    -----------
                                     TOTAL COMMERCIAL PAPER--9.11%
                                                 (Cost $1,193,595)    1,193,595
                                                                    -----------
                                         TOTAL INVESTMENTS--99.77%
                                                (Cost $13,387,910)   13,068,646
                    CASH AND OTHER ASSETS, LESS LIABILITIES--0.23%       30,724
                                                                    -----------
                                               NET ASSETS--100.00%  $13,099,370
                                                                    ===========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO

COMMON STOCK                                               SHARES      VALUE
AEROSPACE & DEFENSE--2.44%
Lockheed Martin Corporation                                  3,900  $   225,225
Northrop Grumman Corporation                                 2,000      194,000
                                                                    -----------
                                                                        419,225

AUTOMOBILES--1.52%
Ford Motor Company                                          14,663      136,366
General Motors Corporation                                   3,400      125,324
                                                                    -----------
                                                                        261,690

BANKS--6.67%
Bank of America Corporation                                  6,100      424,377
PNC Financial Services Group                                 5,000      209,500
U.S. Bancorp                                                10,000      212,200
Wells Fargo Company                                          6,400      299,968
                                                                    -----------
                                                                      1,146,045

BEVERAGES--3.25%
Anheuser-Busch Companies, Incorporated                       2,900      140,360
Coca-Cola Company                                            5,600      245,392
PepsiCo, Incorporated                                        4,100      173,102
                                                                    -----------
                                                                        558,854

BIOTECHNOLOGY--0.59%
Amgen Incorporated *                                         2,100      101,514

CHEMICALS--1.14%
Dow Chemical Company (The)                                   2,500       74,250
E.I. du Pont de Nemours and Company                          2,600      110,240
Monsanto Company                                               577       11,107
                                                                    -----------
                                                                        195,597

COMMERCIAL SERVICES & SUPPLIES--1.77%
Banta Corporation                                            9,700      303,319

COMMUNICATIONS EQUIPMENT--0.90%
Cisco Systems, Incorporated *                               11,800      154,580
COMPUTERS & PERIPHERALS--0.97%
EMC Corporation *                                            5,800       35,612
International Business Machines Corporation                  1,700      131,750
                                                                    -----------
                                                                        167,362
DIVERSIFIED FINANCIALS--5.25%
Citigroup, Incorporated                                     10,533      370,656
J.P. Morgan Chase & Company                                 10,650      255,600
Morgan Stanley                                               6,900      275,448
                                                                    -----------
                                                                        901,704

DIVERSIFIED TELECOMMUNICATION SERVICES--2.73%
Alltel Corporation                                           5,700      290,700
Verizon Communications                                       4,610      178,638
                                                                    -----------
                                                                        469,338

COMMON STOCK                                               SHARES      VALUE

ELECTRIC UTILITIES--2.64%
Allegheny Energy, Incorporated                               3,400  $    25,704
Ameren Corporation                                           2,500      103,925
CenterPoint Energy, Incorporated                             3,700       31,450
Constellation Energy Group                                   4,000      111,280
DTE Energy Company                                           3,700      171,680
Reliant Resources, Incorporated *                            2,917        9,335
                                                                    -----------
                                                                        453,374

ENERGY EQUIPMENT & SERVICES--1.83%
Schlumberger Limited                                         3,500      147,315
Tidewater, Incorporated                                      5,400      167,940
                                                                    -----------
                                                                        315,255

FOOD PRODUCTS--3.85%
ConAgra Foods, Incorporated                                 12,000      300,120
H.J. Heinz Company                                           3,000       98,610
McCormick & Company, Incorporated                            5,600      129,920
Sensient Technologies Corporation                            5,900      132,573
                                                                    -----------
                                                                        661,223

FOOD & DRUG RETAILING--0.74%
CVS Corporation                                              2,300       57,431
J. M. Smucker Company (The)                                     72        2,866
SUPERVALU Incorporated                                       4,000       66,040
                                                                    -----------
                                                                        126,337

HEALTHCARE EQUIPMENT & SUPPLIES--1.37%
Advanced Medical Optics, Incorporated *                        288        3,447
Beckman Coulter, Incorporated                                7,000      206,640
Zimmer Holdings, Incorporated *                                600       24,912
                                                                    -----------
                                                                        234,999

HEALTHCARE PROVIDERS & SERVICES--0.54%
Health Management Associates, Incorporated (Class A)         3,600       64,440
Tenet Healthcare Corporation *                               1,700       27,880
                                                                    -----------
                                                                         92,320

HOUSEHOLD DURABLES--2.56%
Black & Decker Corporation                                   6,600      283,074
Whirlpool Corporation                                        3,000      156,660
                                                                    -----------
                                                                        439,734

HOUSEHOLD PRODUCTS--2.58%
Kimberly-Clark Corporation                                   2,100       99,687
Procter & Gamble Company                                     4,000      343,760
                                                                    -----------
                                                                        443,447

INDUSTRIAL CONGLOMERATES--2.70%
3M Company                                                   1,600      197,280
Danaher Corporation                                          1,900      124,830
General Electric Company                                     5,850      142,448
                                                                    -----------
                                                                        464,558

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

COMMON STOCK                                               SHARES      VALUE
INSURANCE--3.86%
American International Group, Incorporated                   5,500  $   318,175
CIGNA Corporation                                            2,800      115,136
Prudential Financial, Incorporated                           6,300      199,962
Travelers Property Casualty Corporation (Class A) *            710       10,402
Travelers Property Casualty Corporation (Class B) *          1,354       19,836
                                                                    -----------
                                                                        663,511
LEISURE EQUIPMENT & PRODUCTS--0.96%
Brunswick Corporation                                        8,300      164,838

MACHINERY--1.29%
Caterpillar Incorporated                                     2,200      100,584
Ingersoll-Rand Company (Class A)                             2,800      120,568
                                                                    -----------
                                                                        221,152

MEDIA--3.22%
AOL Time Warner Incorporated *                               9,600      125,760
Comcast Corporation (Special Class A) *                      2,800       63,252
Cox Communications, Incorporated (Class A) *                 1,600       45,440
Viacom Incorporated (Class B) *                              3,700      150,812
Walt Disney Company (The)                                   10,300      167,993
                                                                    -----------
                                                                        553,257

METALS & MINING--0.41%
Alcoa Incorporated                                           3,100       70,618

MULTI-LINE RETAIL--3.51%
Del Monte Foods Company *                                    1,339       10,310
Federated Department Stores, Incorporated *                  5,500      158,180
Wal-Mart Stores, Incorporated                                8,600      434,386
                                                                    -----------
                                                                        602,876

OIL & GAS--8.35%
Anadarko Petroleum Corporation                               5,859      280,646
BP Amoco PLC ADR                                             4,100      166,665
ChevronTexaco Corporation                                    4,750      315,780
Exxon Mobil Corporation                                     12,300      429,762
Royal Dutch Petroleum Company ADR                            5,500      242,110
                                                                    -----------
                                                                      1,434,963

PAPER & FOREST PRODUCTS--1.53%
International Paper Company                                  1,100       38,467
Plum Creek Timber Company, Incorporated                      7,000      165,200
Weyerhaeuser Company                                         1,200       59,052
                                                                    -----------
                                                                        262,719

PERSONAL PRODUCTS--0.81%
Gillette Company (The)                                       4,600      139,656

COMMON STOCK                                               SHARES      VALUE

PHARMACEUTICALS--10.70%
Allergan, Incorporated                                       1,500  $    86,430
Bristol-Myers Squibb Company                                 5,600      129,640
Johnson & Johnson                                            5,800      311,518
Merck & Company, Incorporated                                4,800      271,728
Pfizer, Incorporated                                        16,300      498,291
Pharmacia Corporation                                        3,100      129,580
Schering-Plough Corporation                                  3,900       86,580
Watson Pharmaceuticals, Incorporated *                       3,800      107,426
Wyeth                                                        5,800      216,920
                                                                    -----------
                                                                      1,838,113

REAL ESTATE--5.32%
CenterPoint Properties Corporation                           6,600      377,190
Health Care Property Investors, Incorporated                 5,300      202,990
Public Storage, Incorporated                                 4,800      155,088
Weingarten Realty Investors                                  4,850      178,771
                                                                    -----------
                                                                        914,039

ROAD & RAIL--0.87%
USFreightways Corporation                                    5,200      149,500

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.06%
Intel Corporation                                           11,700      182,169

SOFTWARE--3.10%
Microsoft Corporation *                                     10,300      532,510

SPECIALTY RETAIL--0.61%
Lowe's Companies, Incorporated                               2,800      105,000

TOBACCO--1.99%
Philip Morris Companies Incorporated                         4,500      182,385
R.J. Reynolds Tobacco Holdings, Incorporated                 3,800      160,018
                                                                    -----------
                                                                        342,403

TRADING COMPANIES & DISTRIBUTORS--0.66%
W.W. Grainger, Incorporated                                  2,200      113,410
                                                                    -----------
                                        TOTAL COMMON STOCK--94.29%
                                                (Cost $18,693,354)   16,201,209
                                                                    -----------
                                                            FACE
COMMERCIAL PAPER                                           AMOUNT

FOOD PRODUCTS--4.29%
ConAgra Foods Incorporated, 1.55%, 01/02/03               $737,000      736,968

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO, CONTINUED

                                                            FACE
COMMERCIAL PAPER                                           AMOUNT      VALUE
GAS UTILITIES--1.23%
North Shore Gas Company, 1.55%, 01/09/03                  $212,000  $   211,927
                                                                    -----------
                                     TOTAL COMMERCIAL PAPER--5.52%
                                                   (Cost $948,895)      948,895
                                                                    -----------
                                         TOTAL INVESTMENTS--99.81%
                                                (Cost $19,642,249)   17,150,104
                    CASH AND OTHER ASSETS, LESS LIABILITIES--0.19%       33,091
                                                                    -----------
                                               NET ASSETS--100.00%  $17,183,195
                                                                    ===========
ABBREVIATIONS
ADR--American Depository Receipt
*-- Non-income producing security

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

COMMON STOCK                                               SHARES     VALUE
AEROSPACE & DEFENSE--0.99%
Boeing Company                                               1,400  $   46,186
Honeywell International Incorporated                         1,900      45,600
                                                                    ----------
                                                                        91,786

AIR FREIGHT & COURIERS--0.61%
United Parcel Service, Incorporated (Class B)                  900      56,772

AUTOMOBILES--0.53%
Ford Motor Company                                           2,174      20,218
General Motors Corporation                                     800      29,488
                                                                    ----------
                                                                        49,706
BANKS--5.87%
Bank of America Corporation                                  2,800     194,796
Bank One Corporation                                         1,000      36,550
PNC Financial Services Group                                 1,500      62,850
U.S. Bancorp                                                 4,500      95,490
Wachovia Corporation                                         1,200      43,728
Wells Fargo Company                                          2,400     112,488
                                                                    ----------
                                                                       545,902
BEVERAGES--1.93%
Anheuser-Busch Companies, Incorporated                       1,200      58,080
Coca-Cola Company                                            1,900      83,258
PepsiCo, Incorporated                                          900      37,998
                                                                    ----------
                                                                       179,336

BIOTECHNOLOGY--0.42%
Amgen Incorporated *                                           800      38,672

CHEMICALS--0.80%
Dow Chemical Company (The)                                     900      26,730
E.I. du Pont de Nemours and Company                          1,000      42,400
Monsanto Company                                               270       5,198
                                                                    ----------
                                                                        74,328

COMMERCIAL SERVICES & SUPPLIES--1.46%
Banta Corporation                                            3,300     103,191
H & R Block, Incorporated                                      800      32,160
                                                                    ----------
                                                                       135,351

COMMUNICATIONS EQUIPMENT--1.26%
Cisco Systems, Incorporated *                                7,700     100,870
Motorola, Incorporated                                         600       5,190
QUALCOMM Incorporated *                                        300      10,917
                                                                    ----------
                                                                       116,977

COMPUTERS & PERIPHERALS--2.28%
Dell Computer Corporation *                                  2,200      58,828
EMC Corporation *                                            5,700      34,998
Hewlett-Packard Company                                        500       8,680
International Business Machines Corporation                  1,200      93,000
Sun Microsystems, Incorporated *                             5,200      16,172
                                                                    ----------
                                                                       211,678

COMMON STOCK                                               SHARES     VALUE

DIVERSIFIED FINANCIALS--5.30%
American Express Company                                     1,200  $   42,420
Citigroup, Incorporated                                      4,500     158,355
Countrywide Financial Corporation                              900      46,485
Fannie Mae                                                     900      57,897
J.P. Morgan Chase & Company                                  4,640     111,360
Morgan Stanley                                               1,900      75,848
                                                                    ----------
                                                                       492,365

DIVERSIFIED TELECOMMUNICATION SERVICES--2.82%
Alltel Corporation                                           2,600     132,600
SBC Communications Incorporated                              2,800      75,908
Verizon Communications                                       1,376      53,320
                                                                    ----------
                                                                       261,828

ELECTRIC UTILITIES--2.03%
Allegheny Energy, Incorporated                                 900       6,804
Ameren Corporation                                           1,200      49,884
CenterPoint Energy, Incorporated                             1,900      16,150
Constellation Energy Group                                   1,800      50,076
DTE Energy Company                                           1,300      60,320
Reliant Resources, Incorporated *                            1,582       5,062
                                                                    ----------
                                                                       188,296

ENERGY EQUIPMENT & SERVICES--0.86%
Schlumberger Limited                                         1,300      54,717
Tidewater, Incorporated                                        800      24,880
                                                                    ----------
                                                                        79,597

FOOD PRODUCTS--2.95%
ConAgra Foods, Incorporated                                  4,100     102,541
H.J. Heinz Company                                             900      29,583
McCormick & Company, Incorporated                            3,600      83,520
Sensient Technologies Corporation                            2,600      58,422
                                                                    ----------
                                                                       274,066

FOOD & DRUG RETAILING--0.48%
CVS Corporation                                                900      22,473
J. M. Smucker Company (The)                                     18         717
SUPERVALU Incorporated                                       1,300      21,463
                                                                    ----------
                                                                        44,653

HEALTHCARE EQUIPMENT & SUPPLIES--1.29%
Abbott Laboratories                                          1,300      52,000
Advanced Medical Optics, Incorporated *                         88       1,053
Beckman Coulter, Incorporated                                2,100      61,992
Zimmer Holdings, Incorporated *                                110       4,567
                                                                    ----------
                                                                       119,612

HEALTHCARE PROVIDERS & SERVICES--0.41%
Health Management Associates, Incorporated (Class A)         1,400      25,060
Tenet Healthcare Corporation *                                 800      13,120
                                                                    ----------
                                                                        38,180

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                               SHARES     VALUE
HOUSEHOLD DURABLES--0.97%
Black & Decker Corporation                                   2,100  $   90,069

HOUSEHOLD PRODUCTS--1.52%
Kimberly-Clark Corporation                                     800      37,976
Procter & Gamble Company                                     1,200     103,128
                                                                    ----------
                                                                       141,104

INDUSTRIAL CONGLOMERATES--2.98%
3M Company                                                     600      73,980
Danaher Corporation                                            600      39,420
General Electric Company                                     6,700     163,145
                                                                    ----------
                                                                       276,545

INSURANCE--2.07%
American International Group, Incorporated                   1,779     102,915
CIGNA Corporation                                              500      20,560
Prudential Financial, Incorporated                           1,900      60,306
Travelers Property Casualty Corporation (Class A) *            151       2,212
Travelers Property Casualty Corporation (Class B) *            410       6,007
                                                                    ----------
                                                                       192,000

IT CONSULTING & SERVICES--0.06%
Electronic Data Systems Corporation                            200       3,686
SunGard Data Systems Incorporated *                            100       2,356
                                                                    ----------
                                                                         6,042

LEISURE EQUIPMENT & PRODUCTS--0.70%
Brunswick Corporation                                        3,300      65,538

MACHINERY--0.76%
Caterpillar Incorporated                                       800      36,576
Ingersoll-Rand Company (Class A)                               800      34,448
                                                                    ----------
                                                                        71,024

MEDIA--1.88%
AOL Time Warner Incorporated *                               2,800      36,680
Comcast Corporation (Special Class A) *                        800      18,072
Cox Communications, Incorporated
 (Class A) *                                                   600      17,040
Viacom Incorporated (Class B) *                              1,200      48,912
Walt Disney Company (The)                                    3,300      53,823
                                                                    ----------
                                                                       174,527

METALS & MINING--0.22%
Alcoa Incorporated                                             900      20,502

MULTI-LINE RETAIL--2.07%
Del Monte Foods Company *                                      401       3,088
Federated Department Stores, Incorporated *                  2,100      60,396
Wal-Mart Stores, Incorporated                                2,551     128,851
                                                                    ----------
                                                                       192,335

COMMON STOCK                                               SHARES     VALUE

OIL & GAS--3.58%
Anadarko Petroleum Corporation                                 600  $   28,740
BP Amoco PLC ADR                                             1,728      70,243
ChevronTexaco Corporation                                      850      56,508
Exxon Mobil Corporation                                      2,100      73,374
Royal Dutch Petroleum Company ADR                            1,450      63,829
Unocal Corporation                                           1,300      39,754
                                                                    ----------
                                                                       332,448

PAPER & FOREST PRODUCTS--0.35%
International Paper Company                                    500      17,485
Weyerhaeuser Company                                           300      14,763
                                                                    ----------
                                                                        32,248

PERSONAL PRODUCTS--0.49%
Gillette Company (The)                                       1,500      45,540

PHARMACEUTICALS--7.32%
Allergan, Incorporated                                         500      28,810
Bristol-Myers Squibb Company                                 1,800      41,670
Johnson & Johnson                                            3,100     166,501
Merck & Company, Incorporated                                1,800     101,898
Pfizer, Incorporated                                         5,675     173,485
Pharmacia Corporation                                        1,300      54,340
Schering-Plough Corporation                                  1,300      28,860
Watson Pharmaceuticals, Incorporated *                       1,400      39,578
Wyeth                                                        1,200      44,880
                                                                    ----------
                                                                       680,022

ROAD & RAIL--0.46%
USFreightways Corporation                                    1,500      43,125

SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.31%
Applied Materials, Incorporated *                              300       3,909
Intel Corporation                                            7,200     112,104
Texas Instruments Incorporated                                 400       6,004
                                                                    ----------
                                                                       122,017

SOFTWARE--2.43%
Microsoft Corporation *                                      3,300     170,610
Oracle Corporation *                                         1,100      11,880
VERITAS Software Corporation *                               2,800      43,736
                                                                    ----------
                                                                       226,226

SPECIALTY RETAIL--1.09%
Home Depot, Incorporated (The)                               1,900      45,524
Lowe's Companies, Incorporated                               1,500      56,250
                                                                    ----------
                                                                       101,774

TOBACCO--0.83%
Philip Morris Companies Incorporated                         1,900      77,007

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
BALANCED PORTFOLIO, CONTINUED

COMMON STOCK                                               SHARES     VALUE
TRADING COMPANIES & DISTRIBUTORS--0.44%
W.W. Grainger, Incorporated                                    800  $   41,240
                                                                    ----------
                                        TOTAL COMMON STOCK--63.82%
                                                 (Cost $6,623,155)   5,930,438
                                                                    ----------
                                                            FACE
BONDS AND NOTES                                            AMOUNT
AUTO COMPONENTS--5.91%
Cooper Tire & Rubber Company, 7.75%, 12/15/09             $400,000     442,807
TRW, Incorporated, 6.30%, 05/15/08                         100,000     106,418
                                                                    ----------
                                                                       549,225

AUTOMOBILES--1.38%
DaimlerChrysler North America, 7.20%, 09/01/09             115,000     127,850

BUILDING PRODUCTS--1.16%
Lafarge Corporation, 6.375%, 07/15/05                      100,000     107,808

DIVERSIFIED FINANCIALS--2.76%
Household Finance Corporation, 5.875%, 02/01/09            250,000     256,601
DIVERSIFIED TELECOMMUNICATION SERVICES--0.99%
US West Communications, Incorporated, 6.125%, 11/15/05     100,000      92,000

INDUSTRIAL CONGLOMERATES--2.09%
Tyco International Group, yankee bond, 5.875%, 11/01/04    200,000     194,000
REAL ESTATE--1.23%
Weingarten Realty Investors, 7.35%, 07/20/09               100,000     114,780

TRANSPORTATION INFRASTRUCTURE--5.22%
Hertz Corporation, 7.40%, 03/01/11                         200,000     189,118
Union Tank Car Company, 6.63%, 10/03/04                    275,000     295,819
                                                                    ----------
                                                                       484,937
                                                            FACE
BONDS AND NOTES                                            AMOUNT     VALUE

U S GOVERNMENT AGENCY SECURITIES--5.69%
Federal Home Loan Bank, 5.125%, 09/15/03                  $200,000  $  205,374
Federal Home Loan Bank, 5.495%, 03/22/04                   100,000     104,763
Federal Home Loan Bank, 5.10%, 12/14/07                    200,000     209,458
Federal Home Loan Mortgage Corporation, Pool # 360100,
 9.00%, 04/01/20                                             6,028       6,650
Federal Home Loan Mortgage Corporation, Pool # 540341,
 9.00%, 09/01/19                                             2,403       2,676
                                                                    ----------
                                                                       528,921

U S GOVERNMENT SECURITIES--1.70%
U S Treasury Notes, 5.875%, 02/15/04                       150,000     157,728
                                                                    ----------
                                     TOTAL BONDS AND NOTES--28.13%
                                                 (Cost $2,475,127)   2,613,850
                                                                    ----------
COMMERCIAL PAPER
FOOD PRODUCTS--4.98%
ConAgra Foods Incorporated, 1.55%, 01/02/03                463,000     462,980

GAS UTILITIES--2.47%
North Shore Gas Company, 1.55%, 01/09/03                   230,000     229,921
                                                                    ----------
                                     TOTAL COMMERCIAL PAPER--7.45%
                                                   (Cost $692,901)     692,901
                                                                    ----------
                                         TOTAL INVESTMENTS--99.40%
                                                 (Cost $9,791,183)   9,237,189
                    CASH AND OTHER ASSETS, LESS LIABILITIES--0.60%      55,501
                                                                    ----------
                                               NET ASSETS--100.00%  $9,292,690
                                                                    ==========
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO

                                                             INTEREST/
U S GOVERNMENT AND AGENCY SHORT-TERM              MATURITY    STATED        FACE
OBLIGATIONS                                         DATE      RATE(%)      AMOUNT       VALUE
U S GOVERNMENT AGENCIES--101.13%
Federal Home Loan Mortgage Corporation            01/07/03     1.280     $1,986,000  $ 1,985,576
Federal Home Loan Mortgage Corporation            01/14/03     1.275      1,810,000    1,809,166
Federal Home Loan Mortgage Corporation            01/22/03     1.150      2,157,000    2,155,553
Federal Home Loan Mortgage Corporation            01/23/03     1.240        500,000      499,621
Federal National Mortgage Association             01/02/03     1.280      3,004,000    3,003,893
Federal National Mortgage Association             01/08/03     1.250      4,923,000    4,921,802
Federal National Mortgage Association             01/10/03     1.280      1,909,000    1,908,389
Federal National Mortgage Association             01/15/03     1.245        750,000      749,637
Federal National Mortgage Association             01/17/03     1.260      1,834,000    1,832,973
                                                                                     -----------
                    TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--101.13%
                                                                 (Cost $18,866,610)   18,866,610
                                     LIABILITIES IN EXCESS OF OTHER ASSETS--(1.13%)     (211,241)
                                                                                     -----------
                                                                NET ASSETS--100.00%  $18,655,369
                                                                                     ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                              INTEREST/
                                                  MATURITY     STATED        FACE
CORPORATE BONDS                                     DATE       RATE(%)      AMOUNT       VALUE
BEVERAGES--6.99%
Coca-Cola Enterprises Incorporated                 09/30/09     7.125     $  500,000   $  584,090

DIVERSIFIED FINANCIALS--6.90%
Block Financial Corporation                        04/15/07     8.500        500,000      576,184

MULTI-LINE RETAIL--1.35%
Dayton Hudson Corporation                          11/01/08     5.875        100,000      112,909
                                                                                       ----------
                                                       TOTAL CORPORATE BONDS--15.24%
                                                                   (Cost $1,067,299)    1,273,183
                                                                                       ----------
U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES--48.37%
Federal Home Loan Bank                             02/15/07     7.250        500,000      585,548
Federal National Mortgage Association              04/15/04     3.625        600,000      616,694
Federal National Mortgage Association              07/18/06     5.500        200,000      204,271
Federal National Mortgage Association              01/02/07     4.750        300,000      318,231
Federal National Mortgage Association              05/14/07     5.000      2,000,000    2,094,064
Federal National Mortgage Association              02/01/11     6.250        200,000      223,818
                                                                                       ----------
                                                                                        4,042,626

U S GOVERNMENT SECURITIES--12.37%
U S Treasury Notes                                 07/15/06     7.000        500,000      579,707
U S Treasury Notes                                 05/15/09     5.500        400,000      453,828
                                                                                       ----------
                                                                                        1,033,535
                                                                                       ----------
                   TOTAL U S GOVERNMENT AGENCY and U S GOVERNMENT SECURITIES--60.74%
                                                                   (Cost $4,804,929)    5,076,161
                                                                                       ----------
U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--22.42%
Federal Home Loan Mortgage Corporation             01/02/03     1.270        350,000      349,988
Federal Home Loan Mortgage Corporation             01/02/03     1.270        143,000      142,995
Federal Home Loan Mortgage Corporation             01/07/03     1.270        501,000      500,894
Federal National Mortgage Association              01/06/03     1.200        880,000      879,853
                                                                                       ----------
                      TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--22.42%
                                                                   (Cost $1,873,730)    1,873,730
                                                                                       ----------
                                                           TOTAL INVESTMENTS--98.40%
                                                                   (Cost $7,745,958)    8,223,074
                                      CASH AND OTHER ASSETS, LESS LIABILITIES--1.60%      133,873
                                                                                       ----------
                                                                 NET ASSETS--100.00%   $8,356,947
                                                                                       ==========

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
SMALL-CAP/MID-CAP PORTFOLIO


 COMMON STOCK                                                SHARES     VALUE
 BIOTECHNOLOGY--7.86%
 Abgenix, Incorporated *                                       1,000   $  7,370
 Celgene Corporation *                                         1,000     21,470
 CuraGen Corporation *                                         1,500      6,975
 Human Genome Sciences, Incorporated *                           800      7,048
 Maxygen Incorporated *                                        1,000      7,620
 Millennium Pharmaceuticals, Incorporated *                    1,000      7,940
                                                                       --------
                                                                         58,423
 COMMUNICATIONS EQUIPMENT--24.71%
 Brocade Communications Systems, Incorporated *                4,000     16,560
 Foundry Networks, Incorporated *                                500      3,520
 Informatica Corporation *                                     6,500     37,440
 Juniper Networks, Incorporated *                              1,000      6,800
 NVIDIA Corporation *                                          1,000     11,510
 Powerwave Technologies, Incorporated *                        4,900     26,460
 Tekelec *                                                     4,000     41,800
 UTStarcom, Incorporated *                                     2,000     39,660
                                                                       --------
                                                                        183,750
 COMPUTERS & PERIPHERALS--9.40%
 Advanced Digital Information Corporation *                    8,000     53,680
 SanDisk Corporation *                                           800     16,240
                                                                       --------
                                                                         69,920
 ELECTRONIC EQUIPMENT & INSTRUMENTS--2.58%
 Itron, Incorporated *                                         1,000     19,170

 HEALTHCARE EQUIPMENT & SUPPLIES--2.96%
 Advanced Neuromodulation Systems, Incorporated *                500     17,550
 Caliper Technologies Corporation *                            1,500      4,500
                                                                       --------
                                                                         22,050

 INTERNET SOFTWARE & SERVICES--2.50%
 InfoSpace, Incorporated *                                       100        845
 Internet Security Systems, Incorporated *                       500      9,165
 WebMD Corporation *                                           1,000      8,550
                                                                       --------
                                                                         18,560

 INTERNET & CATALOG RETAIL--5.83%
 Amazon.com, Incorporated *                                      500      9,445
 eBay Incorporated *                                             500     33,910
                                                                       --------
                                                                         43,355


 COMMON STOCK                                                SHARES     VALUE

 MEDIA--1.14%
 Gemstar-TV Guide International, Incorporated *                1,000   $  3,250
 TiVo Incorporated *                                           1,000      5,230
                                                                       --------
                                                                          8,480

 PHARMACEUTICALS--3.46%
 Isis Pharmaceuticals, Incorporated *                          2,000     13,180
 NPS Pharmaceuticals, Incorporated *                             500     12,585
                                                                       --------
                                                                         25,765

 SEMICONDUCTOR EQUIPMENT & PRODUCTS--19.13%
 ARM Holdings plc sponsored ADR *                              5,500     13,915
 Applied Micro Circuits Corporation *                          1,400      5,166
 Broadcom Corporation (Class A) *                              1,500     22,590
 Marvell Technology Group LTD *                                1,500     28,290
 PMC-Sierra, Incorporated *                                      600      3,336
 Qlogic Corporation *                                            700     24,157
 RF Micro Devices, Incorporated *                              1,400     10,262
 Silicon Laboratories Incorporated *                           1,500     28,620
 TriQuint Semiconductor, Incorporated *                        1,400      5,936
                                                                       --------
                                                                        142,272

 SOFTWARE--11.00%
 Cadence Design Systems, Incorporated *                        3,698     43,599
 Micromuse, Incorporated *                                    10,000     38,200
                                                                       --------
                                                                         81,799
                                                                       --------
                                          TOTAL COMMON STOCK--90.57%
                                                   (Cost $2,356,428)    673,544
                      CASH AND OTHER ASSETS, LESS LIABILITIES--9.43%     70,159
                                                                       --------
                                                 NET ASSETS--100.00%   $743,703
                                                                       ========

ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
AIRLINES--3.25%
Northwest Airlines Incorporated                   06/01/06     8.875     $1,000,000  $   650,000

AUTO COMPONENTS--7.19%
Dana Corporation                                  03/15/10    10.125        500,000      506,250
Dura Operating Corporation                        05/01/09     9.000      1,000,000      910,000
Hayes Lemmerz International, Incorporated (a)     12/15/08     8.250      1,000,000       22,500
                                                                                     -----------
                                                                                       1,438,750

BANKS--5.56%
Sovereign Bancorp                                 11/15/06    10.500      1,000,000    1,112,500

CHEMICALS--4.27%
Lyondell Chemical Company                         05/01/09    10.875      1,000,000      855,000

COMMUNICATIONS EQUIPMENT--4.27%
Amkor Technologies, Incorporated                  05/01/06     9.250      1,000,000      855,000

CONSTRUCTION & ENGINEERING--4.82%
Standard Pacific Corporation                      04/15/12     9.250      1,000,000      965,000

DIVERSIFIED FINANCIALS--7.91%
GATX Capital Corporation                          06/01/09     8.875        500,000      469,810
LaBranche & Company                               03/01/07    12.000      1,000,000    1,115,000
                                                                                     -----------
                                                                                       1,584,810

DIVERSIFIED TELECOMMUNICATION SERVICES--1.48%
Charter Communications Holdings (b)               01/15/10     0.000      1,000,000      295,000
XO Communications, Incorporated (a)               10/01/07     9.625      1,000,000        1,250
WinStar Communications, Incorporated (a)(b)(c)    04/15/10     0.000      1,000,000          100
                                                                                     -----------
                                                                                         296,350

ELECTRIC UTILITIES--3.06%
AES Corporation (The)                             06/01/09     9.500      1,000,000      612,500

ELECTRONIC EQUIPMENT & INSTRUMENTS--5.13%
Flextronics International LTD, yankee bond        10/15/07     8.750      1,000,000    1,027,500

HOTELS, RESTAURANTS & LEISURE--10.39%
HMH Properties                                    08/01/08     7.875      1,000,000      970,000
International Game Technology                     05/15/09     8.375      1,000,000    1,110,000
                                                                                     -----------
                                                                                       2,080,000

HOUSEHOLD DURABLES--4.99%
Toll Corporation                                  05/01/09     8.000      1,000,000    1,000,000

LEISURE EQUIPMENT & PRODUCTS--5.24%
Mohegan Tribal Gaming                             01/01/09     8.750      1,000,000    1,050,000

MEDIA--5.50%
News America Holdings                             10/17/08     7.375      1,000,000    1,100,646

SCHEDULE OF INVESTMENTS    December 31, 2002
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO, CONTINUED

                                                             INTEREST/
                                                  MATURITY    STATED        FACE
CORPORATE BONDS                                     DATE      RATE(%)      AMOUNT       VALUE
METALS & MINING--5.04%
AK Steel Corporation                              02/15/09     7.875     $1,000,000  $ 1,010,000

MULTI-LINE RETAIL--0.70%
K Mart Corporation                                10/01/12     7.750      1,000,000      140,000

SOFTWARE--5.09%
Unisys Corporation                                04/01/08     7.875      1,000,000    1,020,000

TRANSPORTATION INFRASTRUCTURE--3.98%
United Rentals, Incorporated                      04/01/09     9.000      1,000,000      797,500
                                                                                     -----------
                                                      TOTAL CORPORATE BONDS--87.87%
                                                                 (Cost $21,819,751)   17,595,556
                                                                                     -----------

U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCIES--10.48%
Federal Home Loan Mortgage Corporation            01/02/03     1.270        400,000      399,986
Federal National Mortgage Association             01/06/03     1.200        353,000      352,941
Federal National Mortgage Association             01/10/03     1.260        195,000      194,938
Federal National Mortgage Association             01/15/03     1.275      1,152,000    1,151,429
                                                                                     -----------
                     TOTAL U S GOVERNMENT AND AGENCY SHORT-TERM OBLIGATIONS--10.48%
                                                                  (Cost $2,099,294)    2,099,294
                                                                                     -----------
                                                          TOTAL INVESTMENTS--98.35%
                                                                 (Cost $23,919,045)   19,694,850
                                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.65%      331,235
                                                                                     -----------
                                                                NET ASSETS--100.00%  $20,026,085
                                                                                     ===========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) Security is in default of interest.
 (b) A security originally issued with a zero coupon that converts to a coupon at a stated date and rate.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At December 31, 2002, the market value of these securities amounted to $100 or 0.00% of net assets.

See notes to financial statements.

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO

COMMON STOCK (a)                                      SHARES      VALUE
AUSTRALIA--3.80%
News Corporation Limited (The)                          2,700   $   70,875
Westpac Banking Corporation Limited                       800       30,872
                                                                ----------
                                                                   101,747

BELGIUM--0.20%
Delhaize "Le Lion" SA                                     300        5,385

FINLAND--1.85%
Nokia Corporation                                       3,200       49,600

DENMARK--1.20%
Novo Nordisk A/S                                          700       20,230
TDC A/S                                                 1,000       11,900
                                                                ----------
                                                                    32,130
FRANCE--9.71%
Alcatel S.A.                                            1,400        6,216
Aventis S.A.                                            1,000       54,190
Axa                                                     2,200       29,590
France Telecom S.A.                                     1,400       24,878
Groupe Danone                                             900       24,030
Total Fina Elf S.A.                                     1,700      121,550
                                                                ----------
                                                                   260,454

GERMANY--5.99%
DaimlerChrysler AG                                      1,000       30,650
Deutsche Bank AG                                          600       27,258
Deutsche Telekom AG                                     3,100       39,370
SAP AG                                                  1,300       25,350
Siemens AG                                                900       37,917
                                                                ----------
                                                                   160,545

GREECE--0.68%
Hellenic Telecommunications Organization SA             3,400       18,156

HONG KONG--1.52%
Chartered Semiconductor Manufacturing LTD *               200          788
Cheung Kong (Holdings) LTD                              2,300       14,968
Hutchison Whampoa LTD                                     800       25,031
                                                                ----------
                                                                    40,787

IRELAND--1.37%
Bank of Ireland                                           900       36,756

ITALY--4.75%
ENI S.p.A.                                                500       39,245
Luxottica Group S.p.A.                                    600        8,190
San Paolo -- IMI S.p.A.                                   900       11,565
Telecom Italia S.p.A.                                     900       68,382
                                                                ----------
                                                                   127,382

COMMON STOCK (a)                                      SHARES      VALUE

JAPAN--21.44%
Canon Incorporated                                      1,500   $   55,275
Hitachi, Limited                                          600       22,350
Honda Motor Company, LTD                                3,200       57,792
Kirin Brewery Company, Limited                          2,000       12,020
Matsushita Electric Industrial Company, Limited         3,400       32,640
Millea Holdings, Incorporated *                           500       17,600
Mitsubishi Toyko Financial Group, Incorporated          7,700       41,195
NEC Corporation                                         2,700       10,152
Nippon Telegraph and Telephone Corporation              5,200       91,832
Sony Corporation                                        1,500       61,965
TDK Corporation                                           200        7,850
Toyota Motor Corporation                                3,100      164,300
                                                                ----------
                                                                   574,971

NETHERLANDS--5.19%
ABN AMRO Holding N.V.                                     800       12,944
Aegon N.V.                                                814       10,444
Fortis                                                  1,200       20,978
ING Groep N.V.                                          1,100       18,524
Koninklijke (Royal) Ahold N.V.                            512        6,518
Koninklijke (Royal) KPN N.V. *                            717        4,603
Koninklijke (Royal) Philips Electronics N.V.              700       12,376
Royal Dutch Petroleum Company                           1,200       52,824
                                                                ----------
                                                                   139,211

NORWAY--1.16%
Norsk Hydro ASA                                           700       31,087

PORTUGAL--0.98%
Electricidade de Portugal, S.A.                           200        3,360
Portugal Telecom, S.A. *                                3,340       22,812
                                                                ----------
                                                                    26,172

SPAIN--3.42%
Banco Bilbao Vizcaya Argentaria, S.A.                   2,200       21,362
Banco Santander Central Hispano SA                      3,200       22,560
Endesa, S.A.                                              700        7,910
Repsol YPF, S.A.                                          900       11,772
Telefonica SA *                                         1,057       28,084
                                                                ----------
                                                                    91,688

SWEDEN--0.33%
Telefonaktiebolaget LM Ericsson                         1,320        8,897

SWITZERLAND--7.74%
Adecco SA                                                 800        7,632
Centerpulse LTD                                           100        1,733
Nestle SA                                               1,800       95,358
Novartis AG                                             2,800      102,844
                                                                ----------
                                                                   207,567

TAIWAN--0.67%
Singapore Telecommunications Limited                    2,500       17,872

SCHEDULE OF INVESTMENTS  December 31, 2002
--------------------------------------------------------------------------------
INTERNATIONAL STOCK PORTFOLIO, CONTINUED

COMMON STOCK (a)                                      SHARES      VALUE
UNITED KINGDOM--19.84%
AstraZeneca Group PLC                                   1,500   $   52,635
BG Group PLC                                              600       12,750
BP Amoco PLC                                            3,100      126,015
BT Group PLC                                              700       21,931
Barclays PLC                                            1,200       29,640
Cable & Wireless PLC                                      800        1,864
Cadbury Schweppes PLC                                     400       10,244
GlaxoSmithKline PLC                                     2,599       97,359
Imperial Chemical Industries PLC                          200        2,878
International Power PLC *                                 100        1,520
Shell Transport & Trading Company                       1,400       54,488
Unilever PLC                                              500       19,125
Vodafone Group PLC                                      5,400       97,848
WPP Group PLC                                             100        3,788
                                                                ----------
                                                                   532,085
                                                                ----------
                                   TOTAL COMMON STOCK--91.84%
                                            (Cost $4,799,884)    2,462,492
                                                                ----------
U S GOVERNMENT AND AGENCY                              FACE
SHORT-TERM OBLIGATIONS                                AMOUNT
U S GOVERNMENT AGENCIES--8.65%
Federal National Mortgage Association, 1.20%,
 01/02/03                                            $232,000      231,992
                                                                ----------
                              TOTAL U S GOVERNMENT AND AGENCY
                                SHORT-TERM OBLIGATIONS--8.65%
                                              (Cost $231,992)      231,992
                                                                ----------
                                   TOTAL INVESTMENTS--100.49%
                                            (Cost $5,031,876)    2,694,484
               LIABILITIES IN EXCESS OF OTHER ASSETS--(0.49%)      (13,216)
                                                                ----------
                                          NET ASSETS--100.00%   $2,681,268
                                                                ==========
NOTES TO SCHEDULE OF INVESTMENTS
 (a) This portfolio invests primarily in
 Depositary receipts, which include ADRs, GDRs,
 EuroDRs (Euro Depositary Receipts) and NYSs (New
 York Shares), these securities are negotiable
 U.S. securities that generally represent a non-
 U.S. company's publicly traded equity and are
 usually U.S. dollar-denominated.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2002
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED     MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
ASSETS
Investments in securities, at value                           $13,068,646    $17,150,104    $ 9,237,189   $18,866,610
 (Cost $13,387,910, $19,642,249, $9,791,183, and
 $18,866,610, respectively)
Cash and cash equivalents                                           4,570             --          1,821           240
Prepaid expenses                                                    1,904          2,593          1,287         1,297
Receivable for:
  Dividends                                                        12,850         31,727         11,612            --
  Capital stock sold                                               21,792         26,708         10,947         1,473
  Interest                                                             --             --         35,665            --
  Expense reimbursement                                             1,568          2,179          3,529         5,632
                                                              -----------    -----------    -----------   -----------
                                                TOTAL ASSETS   13,111,330     17,213,311      9,302,050    18,875,252
                                                              -----------    -----------    -----------   -----------
LIABILITIES
  Capital stock reacquired                                             --            687             --       204,366
Accrued:
  Investment advisory fee                                           5,826          7,600          4,091         8,198
  Service fee                                                       2,913          3,800          2,046         4,099
Other liabilities                                                   3,221         18,029          3,223         3,220
                                                              -----------    -----------    -----------   -----------
                                           TOTAL LIABILITIES       11,960         30,116          9,360       219,883
                                                              -----------    -----------    -----------   -----------
                                                  NET ASSETS  $13,099,370    $17,183,195    $ 9,292,690   $18,655,369
                                                              ===========    ===========    ===========   ===========
SHARES OUTSTANDING                                             11,345,578     13,184,505      7,756,784    18,655,369
                                                              ===========    ===========    ===========   ===========
NET ASSET VALUE PER SHARE                                     $      1.15    $      1.30    $      1.20   $      1.00
                                                              ===========    ===========    ===========   ===========

STATEMENTS OF OPERATIONS  Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                                GROWTH      EQUITY INCOME    BALANCED     MONEY MARKET
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
INVESTMENT INCOME
Dividends                                                     $   192,874    $   386,594    $    97,402           --
Interest                                                           30,010         52,588        243,716     $247,477
                                                              -----------    -----------    -----------     --------
                                     TOTAL INVESTMENT INCOME      222,884        439,182        341,118      247,477
                                                              -----------    -----------    -----------     --------
EXPENSES
Investment advisory fees                                           74,894         97,081         48,876       75,466
Service fees                                                       37,447         48,541         24,438       37,733
Professional fees                                                   4,829          4,829          4,829        4,829
Custody and transaction fees                                       15,336         17,996         20,554       13,813
Directors' fees and expenses                                        4,234          4,234          4,234        4,234
Registration fees                                                     114            225            139          655
Other expenses                                                      3,363          4,324          2,195        2,096
                                                              -----------    -----------    -----------     --------
                                              TOTAL EXPENSES      140,217        177,230        105,265      138,826
                                    LESS EXPENSES REIMBURSED      (10,123)       (11,707)       (22,298)     (36,887)
                                                              -----------    -----------    -----------     --------
                                                NET EXPENSES      130,094        165,523         82,967      101,939
                                                              -----------    -----------    -----------     --------
INVESTMENT INCOME-NET                                              92,790        273,659        258,151      145,538
                                                              -----------    -----------    -----------     --------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized gain (loss) on investments                      (2,427,662)       743,201         92,543           --
  Change in unrealized depreciation of investments             (2,570,473)    (3,973,402)    (1,064,823)          --
                                                              -----------    -----------    -----------     --------
NET LOSS ON INVESTMENTS                                        (4,998,135)    (3,230,201)      (972,280)          --
                                                              -----------    -----------    -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $(4,905,345)   $(2,956,542)   $  (714,129)    $145,538
                                                              ===========    ===========    ===========     ========

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2002
--------------------------------------------------------------------------------

                                                               GOVERNMENT     SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                  BOND         MID-CAP         BOND            STOCK
                                                                PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
ASSETS
Investments in securities, at value                           $  8,223,074    $  673,544    $19,694,850     $2,694,484
 (Cost $7,745,958, $2,356,428, $23,919,045 and $5,031,876,
 respectively)
Cash and cash equivalents                                           24,646        71,319         10,570             --
Prepaid expenses                                                       876            86          2,572            444
Receivable for:
  Dividends                                                             --            --             --          2,889
  Capital stock sold                                                25,294           485            210         15,589
  Interest                                                          86,597            --        332,257             --
  Expense reimbursement                                              4,533         2,020          2,358          1,361
                                                              ------------    ----------    -----------     ----------
                                                TOTAL ASSETS     8,365,020       747,454     20,042,817      2,714,767
                                                              ------------    ----------    -----------     ----------
LIABILITIES
Accrued:
  Investment advisory fee                                            3,587           857          9,630          1,778
  Service fee                                                        1,793           171          4,377            593
Other liabilities                                                    2,693         2,723          2,725         31,128
                                                              ------------    ----------    -----------     ----------
                                           TOTAL LIABILITIES         8,073         3,751         16,732         33,499
                                                              ------------    ----------    -----------     ----------
                                                  NET ASSETS  $  8,356,947    $  743,703    $20,026,085     $2,681,268
                                                              ============    ==========    ===========     ==========
SHARES OUTSTANDING                                               7,645,454     5,591,284     26,050,490      5,424,052
                                                              ============    ==========    ===========     ==========
NET ASSET VALUE PER SHARE                                     $       1.09    $     0.13    $      0.77     $     0.49
                                                              ============    ==========    ===========     ==========

STATEMENTS OF OPERATIONS  Year Ended December 31, 2002
--------------------------------------------------------------------------------

                                                              GOVERNMENT   SMALL-CAP/    HIGH YIELD     INTERNATIONAL
                                                                 BOND       MID-CAP         BOND            STOCK
                                                              PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO
INVESTMENT INCOME
Dividends                                                            --           --              --      $  49,225
Interest                                                       $349,795    $   3,561     $ 1,746,482          3,125
                                                               --------    ---------     -----------      ---------
                                     TOTAL INVESTMENT INCOME    349,795        3,561       1,746,482         52,350
                                                               --------    ---------     -----------      ---------
EXPENSES
Investment advisory fees                                         35,345        9,533         110,166         21,949
Service fees                                                     17,672        1,906          50,076          7,317
Professional fees                                                 4,328        4,328           4,328          4,328
Custody and transaction fees                                      4,385        3,088           7,464          6,148
Directors' fees and expenses                                      4,234        4,234           4,234          4,234
Registration fees                                                    96           56             231             38
Other expenses                                                    1,495          411           4,185            917
                                                               --------    ---------     -----------      ---------
                                              TOTAL EXPENSES     67,555       23,556         180,684         44,931
                                    LESS EXPENSES REIMBURSED    (42,791)     (13,699)        (20,412)       (12,835)
                                                               --------    ---------     -----------      ---------
                                                NET EXPENSES     24,764        9,857         160,272         32,096
                                                               --------    ---------     -----------      ---------
INVESTMENT INCOME (LOSS)--NET                                   325,031       (6,296)      1,586,210         20,254
                                                               --------    ---------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment                         14,218     (675,015)       (885,216)         2,904
  Change in unrealized appreciation (depreciation) of
   investments                                                  227,206       40,610      (1,414,888)      (607,885)
                                                               --------    ---------     -----------      ---------
NET GAIN (LOSS) ON INVESTMENTS                                  241,424     (634,405)     (2,300,104)      (604,981)
                                                               --------    ---------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                    $566,455    $(640,701)    $  (713,894)     $(584,727)
                                                               ========    =========     ===========      =========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GROWTH PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $    92,790   $   202,114
  Net realized loss on investments                             (2,427,662)     (529,670)
  Change in unrealized depreciation                            (2,570,473)   (3,048,486)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations         (4,905,345)   (3,376,042)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                          (93,938)     (205,322)
CAPITAL SHARE TRANSACTIONS--Net                                   243,119       887,281
                                                              -----------   -----------
TOTAL DECREASE                                                 (4,756,164)   (2,694,083)
NET ASSETS
  Beginning of year                                            17,855,534    20,549,617
                                                              -----------   -----------
  End of year                                                 $13,099,370   $17,855,534
                                                              ===========   ===========

EQUITY INCOME PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   273,659   $   369,887
  Net realized gain on investments                                743,201       731,329
  Change in unrealized depreciation                            (3,973,402)   (3,885,386)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations         (2,956,542)   (2,784,170)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (290,835)     (374,091)
  Capital gains                                                  (747,203)     (451,367)
                                                              -----------   -----------
  Total distributions to shareholders                          (1,038,038)     (825,458)
CAPITAL SHARE TRANSACTIONS--Net                                    24,918     2,094,263
                                                              -----------   -----------
TOTAL DECREASE                                                 (3,969,662)   (1,515,365)
NET ASSETS
  Beginning of year                                            21,152,857    22,668,222
                                                              -----------   -----------
  End of year                                                 $17,183,195   $21,152,857
                                                              ===========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   258,151   $   288,551
  Net realized gain on investments                                 92,543       140,833
  Change in unrealized depreciation                            (1,064,823)     (912,689)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations           (714,129)     (483,305)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (294,682)     (292,331)
  Capital gains                                                   (89,583)      (26,954)
                                                              -----------   -----------
  Total distributions to shareholders                            (384,265)     (319,285)
CAPITAL SHARE TRANSACTIONS--Net                                   234,544     1,152,506
                                                              -----------   -----------
TOTAL INCREASE (DECREASE)                                        (863,850)      349,916
NET ASSETS
  Beginning of year                                            10,156,540     9,806,624
                                                              -----------   -----------
  End of year                                                 $ 9,292,690   $10,156,540
                                                              ===========   ===========

MONEY MARKET PORTFOLIO

                                                              YEAR ENDED DECEMBER 31,
                                                             --------------------------
                                                                 2002          2001
                                                             ------------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                     $   145,538    $   247,557
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (145,538)      (247,557)
CAPITAL SHARE TRANSACTIONS--Net                                5,066,766      6,764,522
                                                             -----------    -----------
TOTAL INCREASE                                                 5,066,766      6,764,522
NET ASSETS
  Beginning of year                                           13,588,603      6,824,081
                                                             -----------    -----------
  End of year                                                $18,655,369    $13,588,603
                                                             ===========    ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
GOVERNMENT BOND PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $  325,031    $  361,538
  Net realized gain on investment                                 14,218            --
  Change in unrealized appreciation                              227,206        29,489
                                                              ----------    ----------
  Net increase in net assets resulting from operations           566,455       391,027
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                        (324,407)     (363,524)
  Capital gains                                                  (13,752)           --
                                                              ----------    ----------
  Total distributions to shareholders                           (338,159)     (363,524)
CAPITAL SHARE TRANSACTIONS--Net                                1,967,337       686,771
                                                              ----------    ----------
TOTAL INCREASE                                                 2,195,633       714,274
NET ASSETS
  Beginning of year                                            6,161,314     5,447,040
                                                              ----------    ----------
  End of year                                                 $8,356,947    $6,161,314
                                                              ==========    ==========
Undistributed Net Investment Income                           $      624            --
                                                              ==========    ==========

SMALL-CAP/MID-CAP PORTFOLIO

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                                 2002         2001
                                                              ----------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment loss--net                                        $   (6,296)  $    (6,272)
  Net realized loss on investment                               (675,015)     (177,278)
  Change in unrealized appreciation (depreciation)                40,610      (850,196)
                                                              ----------   -----------
  Net decrease in net assets resulting from operations          (640,701)   (1,033,746)
CAPITAL SHARE TRANSACTIONS--Net                                  333,195       251,905
                                                              ----------   -----------
TOTAL DECREASE                                                  (307,506)     (781,841)
NET ASSETS
  Beginning of year                                            1,051,209     1,833,050
                                                              ----------   -----------
  End of year                                                 $  743,703   $ 1,051,209
                                                              ==========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
HIGH YIELD BOND PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $ 1,586,210   $ 2,023,011
  Net realized loss on investment                                (885,216)           (3)
  Change in unrealized depreciation                            (1,414,888)   (1,794,032)
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
   operations                                                    (713,894)      228,976
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                       (1,581,602)   (2,035,055)
CAPITAL SHARE TRANSACTIONS--Net                                 1,732,629     2,154,048
                                                              -----------   -----------
TOTAL INCREASE (DECREASE)                                        (562,867)      347,969
NET ASSETS
  Beginning of year                                            20,588,952    20,240,983
                                                              -----------   -----------
  End of year                                                 $20,026,085   $20,588,952
                                                              ===========   ===========
Undistributed Net Investment Income                           $     4,608            --
                                                              ===========   ===========

INTERNATIONAL STOCK PORTFOLIO

                                                               YEAR ENDED DECEMBER 31,
                                                              -------------------------
                                                                 2002          2001
                                                              -----------   -----------
DECREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                      $   20,254    $   19,789
  Net realized gain (loss) on investment                           2,904      (244,715)
  Change in unrealized depreciation                             (607,885)     (702,629)
                                                              ----------    ----------
  Net decrease in net assets resulting from operations          (584,727)     (927,555)
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net                                         (20,182)      (22,121)
  Capital gains                                                       --        (2,730)
                                                              ----------    ----------
  Total distributions to shareholders                            (20,182)      (24,851)
CAPITAL SHARE TRANSACTIONS--Net                                  156,104        58,681
                                                              ----------    ----------
TOTAL DECREASE                                                  (448,805)     (893,725)
NET ASSETS
  Beginning of year                                            3,130,073     4,023,798
                                                              ----------    ----------
  End of year                                                 $2,681,268    $3,130,073
                                                              ==========    ==========
Undistributed Net Investment Income                           $      205    $      133
                                                              ==========    ==========

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GROWTH PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------
                                                                   2002        2001        2000        1999        1998
                                                                 ---------   ---------   ---------   ---------   ---------
      Net Asset Value, Beginning of Year                         $  1.60     $  1.93     $  2.06     $  1.81     $  1.60
      Investment income--net                                        0.01        0.02        0.03        0.02        0.02
      Net realized and unrealized gain (loss) on investments
       during the year                                             (0.45)      (0.33)      (0.09)       0.25        0.27
                                                                 -------     -------     -------     -------     -------
                               Total from investment operations    (0.44)      (0.31)      (0.06)       0.27        0.29
      Less distributions from
        Investment income--net                                     (0.01)      (0.02)      (0.03)      (0.02)      (0.02)
        Capital gains                                                 --          --       (0.04)         --       (0.06)
                                                                 -------     -------     -------     -------     -------
                                            Total distributions    (0.01)      (0.02)      (0.07)      (0.02)      (0.08)
                                                                 -------     -------     -------     -------     -------
      Net Asset Value, End of Year                               $  1.15     $  1.60     $  1.93     $  2.06     $  1.81
                                                                 =======     =======     =======     =======     =======
      Total return                                                (27.61)%    (16.12)%     (2.82)%     14.99 %     18.62 %
                                                                 =======     =======     =======     =======     =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                    $13,099     $17,856     $20,550     $20,277     $15,702
      Ratio of expenses with reimbursement to average net
       assets (1)                                                   0.87 %      0.87 %      0.87 %      0.87 %      0.87 %
      Ratio of expenses without reimbursement to average net
       assets                                                       0.94 %      0.97 %      0.92 %      0.94 %      1.01 %
      Ratio of net investment income to average net assets          0.62 %      1.11 %      1.42 %      1.06 %      1.00 %
      Portfolio turnover rate                                     108.13 %     33.57 %     17.36 %     20.96 %     25.75 %

EQUITY INCOME PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                                 ---------------------------------------------------------
                                                                   2002        2001        2000        1999        1998
                                                                 ---------   ---------   ---------   ---------   ---------
      Net Asset Value, Beginning of Year                         $  1.61     $  1.90     $  1.84     $  1.75     $  1.56
      Investment income--net                                        0.02        0.03        0.04        0.03        0.02
      Net realized and unrealized gain (loss) on investments
       during the year                                             (0.25)      (0.25)       0.18        0.26        0.22
                                                                 -------     -------     -------     -------     -------
                               Total from investment operations    (0.23)      (0.22)       0.22        0.29        0.24
      Less distributions from
        Investment income--net                                     (0.02)      (0.03)      (0.04)      (0.03)      (0.02)
        Capital gains                                              (0.06)      (0.04)      (0.12)      (0.17)      (0.03)
                                                                 -------     -------     -------     -------     -------
                                            Total distributions    (0.08)      (0.07)      (0.16)      (0.20)      (0.05)
                                                                 -------     -------     -------     -------     -------
      Net Asset Value, End of Year                               $  1.30     $  1.61     $  1.90     $  1.84     $  1.75
                                                                 =======     =======     =======     =======     =======
      Total return                                                (14.14)%    (11.79)%     12.00 %     17.09 %     15.85 %
                                                                 =======     =======     =======     =======     =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                    $17,183     $21,153     $22,668     $19,874     $15,051
      Ratio of expenses with reimbursement to average net
       assets (1)                                                   0.85 %      0.90 %      0.92 %      0.93 %      0.93 %
      Ratio of expenses without reimbursement to average net
       assets                                                       0.91 %      0.90 %      0.92 %      0.94 %      0.99 %
      Ratio of net investment income to average net assets          1.41 %      1.69 %      1.94 %      1.49 %      1.44 %
      Portfolio turnover rate                                      32.23 %     33.28 %     22.67 %     16.42 %     24.83 %

(1) Effective June 1, 2002, the Fund's Adviser elected to waive or reduce expenses to 0.87% on the Growth Portfolio and 0.79% on the Equity Income Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

BALANCED PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------
                                                                   2002       2001        2000       1999       1998
                                                                 --------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Year                         $ 1.34     $  1.45     $ 1.52     $ 1.54     $ 1.39
      Investment income--net                                       0.04        0.04       0.06       0.04       0.04
      Net realized and unrealized gain (loss) on investments
       during the year                                            (0.13)      (0.11)      0.01       0.08       0.19
                                                                 ------     -------     ------     ------     ------
                               Total from investment operations   (0.09)      (0.07)      0.07       0.12       0.23
      Less distributions from
        Investment income--net                                    (0.04)      (0.04)     (0.06)     (0.04)     (0.04)
        Capital gains                                             (0.01)         --      (0.08)     (0.10)     (0.04)
                                                                 ------     -------     ------     ------     ------
                                            Total distributions   (0.05)      (0.04)     (0.14)     (0.14)     (0.08)
                                                                 ------     -------     ------     ------     ------
      Net Asset Value, End of Year                               $ 1.20     $  1.34     $ 1.45     $ 1.52     $ 1.54
                                                                 ======     =======     ======     ======     ======
      Total return                                                (6.64)%     (4.55)%     4.13 %     8.00 %    16.58 %
                                                                 ======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                    $9,293     $10,157     $9,807     $9,563     $7,827
      Ratio of expenses with reimbursement to average net
       assets (1)                                                  0.85 %      0.90 %     0.90 %     0.90 %     0.90 %
      Ratio of expenses without reimbursement to average net
       assets                                                      1.08 %      1.07 %     1.08 %     1.14 %     1.24 %
      Ratio of net investment income to average net assets         2.64 %      2.89 %     3.51 %     2.89 %     2.79 %
      Portfolio turnover rate                                     42.29 %     16.49 %    13.41 %    31.53 %    14.14 %

MONEY MARKET PORTFOLIO

                                                                               YEAR ENDED DECEMBER 31,
                                                                ------------------------------------------------------
                                                                  2002        2001        2000       1999       1998
                                                                ---------   ---------   --------   --------   --------
      Net Asset Value, Beginning of Year                        $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
      Investment income--net                                       0.01        0.03       0.05       0.04       0.05
                                                                -------     -------     ------     ------     ------
                              Total from investment operations     0.01        0.03       0.05       0.04       0.05
      Less distributions from
        Investment income--net                                    (0.01)      (0.03)     (0.05)     (0.04)     (0.05)
                                                                -------     -------     ------     ------     ------
                                           Total distributions    (0.01)      (0.03)     (0.05)     (0.04)     (0.05)
                                                                -------     -------     ------     ------     ------
      Net Asset Value, End of Year                              $  1.00     $  1.00     $ 1.00     $ 1.00     $ 1.00
                                                                =======     =======     ======     ======     ======
      Total return                                                 0.97 %      3.07 %     5.51 %     4.26 %     4.65 %
                                                                =======     =======     ======     ======     ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of year (000's omitted)                   $18,655     $13,589     $6,824     $6,677     $4,354
      Ratio of expenses with reimbursement to average net
       assets (1)                                                  0.68 %      0.87 %     0.87 %     0.87 %     0.87 %
      Ratio of expenses without reimbursement to average net
       assets                                                      0.92 %      1.03 %     1.18 %     1.28 %     1.37 %
      Ratio of net investment income to average net assets         0.97 %      2.82 %     5.37 %     4.20 %     4.55 %

(1) Effective June 1, 2002, the Fund's Adviser elected to waive or reduce expenses to 0.81% on the Balanced Portfolio and 0.56% on the Money Market Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

GOVERNMENT BOND PORTFOLIO

                                                                                             PERIOD FROM
                                                                                           MAY 1, 2000 (1)
                                                                        YEAR ENDED               TO
                                                                       DECEMBER 31,         DECEMBER 31,
                                                                    -------------------   -----------------
                                                                      2002       2001           2000
                                                                    --------   --------   -----------------
      Net Asset Value, Beginning of Period                          $ 1.05     $ 1.04        $ 1.00
      Investment income--net                                          0.04       0.07          0.04
      Net realized and unrealized gain on investments during the
       period                                                         0.04       0.01          0.04
                                                                    ------     ------        ------
                                  Total from investment operations    0.08       0.08          0.08
      Less distributions from
        Investment income--net                                      (0.04)      (0.07)        (0.04)
                                                                    ------     ------        ------
                                               Total distributions  (0.04)      (0.07)        (0.04)
                                                                    ------     ------        ------
      Net Asset Value, End of Period                                $ 1.09     $ 1.05        $ 1.04
                                                                    ======     ======        ======
      Total return                                                    8.22 %     7.33 %        8.29 %**
                                                                    ======     ======        ======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $8,357     $6,161        $5,447
      Ratio of expenses with reimbursement to average net
       assets (2)                                                     0.35 %     0.64 %        0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                         0.95 %     1.04 %        0.96 %*
      Ratio of net investment income to average net assets            4.59 %     6.26 %        6.21 %*
      Portfolio turnover rate                                        72.41 %    22.68 %        7.82 %

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                               PERIOD FROM
                                                                                             MAY 1, 2000 (1)
                                                                         YEAR ENDED                TO
                                                                        DECEMBER 31,          DECEMBER 31,
                                                                    ---------------------   -----------------
                                                                      2002        2001            2000
                                                                    ---------   ---------   -----------------
      Net Asset Value, Beginning of Period                          $  0.30     $  0.66        $  1.00
      Investment loss--net                                            --          --             (0.01)
      Net realized and unrealized loss on investments during the
       period                                                         (0.17)      (0.36)         (0.33)
                                                                    -------     -------        -------
                                  Total from investment operations    (0.17)      (0.36)         (0.34)
                                                                    -------     -------        -------
      Net Asset Value, End of Period                                $  0.13     $  0.30        $  0.66
                                                                    =======     =======        =======
      Total return                                                   (56.67)%    (54.55)%       (34.00)%**
                                                                    =======     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $   744     $ 1,051        $ 1,833
      Ratio of expenses with reimbursement to average net
       assets (2)                                                      1.30 %      1.50 %         1.50 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          3.10 %      2.82 %         2.00 %*
      Ratio of net investment loss to average net assets              (0.83)%     (0.56)%        (1.19)%*
      Portfolio turnover rate                                          6.69 %     16.23 %         2.67 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

(2) Effective June 1, 2002, the Fund's Adviser elected to waive or reduce expenses to 0.35% on the Government Bond Portfolio and 1.12% on the Small-Cap/Mid-Cap Portfolio.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

HIGH YIELD BOND PORTFOLIO

                                                                                               PERIOD FROM
                                                                                             MAY 1, 2000 (1)
                                                                         YEAR ENDED                TO
                                                                        DECEMBER 31,          DECEMBER 31,
                                                                    ---------------------   -----------------
                                                                      2002        2001            2000
                                                                    ---------   ---------   -----------------
      Net Asset Value, Beginning of Period                          $  0.86     $  0.95        $  1.00
      Investment income--net                                           0.07        0.09           0.06
      Net realized and unrealized loss on investments during the
       period                                                         (0.09)      (0.09)         (0.05)
                                                                    -------     -------        -------
                                  Total from investment operations    (0.02)       0.00           0.01
      Less distributions from
        Investment income--net                                        (0.07)      (0.09)         (0.06)
                                                                    -------     -------        -------
                                               Total distributions    (0.07)      (0.09)         (0.06)
                                                                    -------     -------        -------
      Net Asset Value, End of Period                                $  0.77     $  0.86        $  0.95
                                                                    =======     =======        =======
      Total return                                                    (2.80)%      0.51 %         1.00 %**
                                                                    =======     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $20,026     $20,589        $20,241
      Ratio of expenses with reimbursement to average net
       assets (2)                                                      0.80 %      0.80 %         0.80 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          0.90 %      0.93 %         0.88 %*
      Ratio of net investment income to average net assets             7.92 %      9.71 %         8.87 %*
      Portfolio turnover rate                                          6.28 %     12.18 %       --

INTERNATIONAL STOCK PORTFOLIO

                                                                                               PERIOD FROM
                                                                                             MAY 1, 2000 (1)
                                                                         YEAR ENDED                TO
                                                                        DECEMBER 31,          DECEMBER 31,
                                                                    ---------------------   -----------------
                                                                      2002        2001            2000
                                                                    ---------   ---------   -----------------
      Net Asset Value, Beginning of Period                          $  0.61     $  0.80        $  1.00
      Net realized and unrealized loss on investments during the
       period                                                         (0.12)      (0.19)         (0.20)
                                                                    -------     -------        -------
                                  Total from investment operations    (0.12)      (0.19)         (0.20)
                                                                    -------     -------        -------
      Net Asset Value, End of Period                                $  0.49     $  0.61        $  0.80
                                                                    =======     =======        =======
      Total return                                                   (19.06)%    (23.11)%       (19.52)%**
                                                                    =======     =======        =======
      RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
      Net Assets, end of period (000's omitted)                     $ 2,681     $ 3,130        $ 4,024
      Ratio of expenses with reimbursement to average net
       assets (2)                                                      1.10 %      1.10 %         1.10 %*
      Ratio of expenses without reimbursement to average net
       assets                                                          1.54 %      1.54 %         1.37 %*
      Ratio of net investment income to average net assets             0.69 %      0.57 %         0.84 %*
      Portfolio turnover rate                                         --          18.74 %         6.18 %

*  Ratios annualized

** Returns are not annualized

(1) Commencement of operations.

(2) Effective June 1, 2002, the Fund's Adviser elected to waive or reduce expenses to 0.80% on the High Yield Bond Portfolio and 1.10% on the International Stock Portfolio.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 2002
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
The American National Investment Accounts, Inc. (the "Fund") is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Fund is comprised of the Growth, Equity Income, Balanced and Money Market Portfolios, which commenced operations March 1, 1991. On May 1, 2000, four new portfolios were added; they are the Government Bond, Small-Cap/Mid-Cap, High Yield Bond and the International Stock Portfolios.

Shares of the Fund, other than the initial capitalization, will be sold only to separate accounts of American National Insurance Company ("American National").

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to fair value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Bond premiums and discounts are amortized using the interest method. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

RECLASSIFICATION OF CAPITAL ACCOUNTS:
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2002, the Small-Cap/Mid-Cap Portfolio decreased paid-in capital by $6,296 due to the Fund experiencing a net investment loss during the year. Accumulated net realized gain on investments and net assets were not affected by this change.

FEDERAL INCOME TAXES:
For federal income tax purposes, each portfolio is treated as a separate entity. The Fund intends to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intends to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements. At December 31, 2002, the Growth Portfolio had capital loss carry forwards of $2,803,867 of which $2,289,774

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

will expire in 2010 and $514,093 that will expire in 2009, the Small-Cap/Mid-Cap Portfolio had capital loss carry forwards of $300,848 of which $273,015 will expire in 2010 and $27,833 that will expire in 2008 and the International Stock Portfolio had capital loss carry forwards of $217,013 of which $35,286 will expire in 2010 and $181,727 that will expire in 2009. As of December 31, 2002, there were post-October capital loss deferrals of approximately $381,108, $579,278, $896,734 and $24,797 for the Growth, Small-Cap/Mid-Cap, High Yield Bond and International Stock Portfolios, respectively, which will be recognized in the following tax year.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value. The Fund may repurchase shares at net asset value. Dividends and other distributions are recorded by each portfolio on the ex-dividend date and may be reinvested at net asset value.

EXPENSES:
Operating expenses directly attributable to a portfolio are prorated among the portfolios of the Fund based on the relative amount of each portfolios' net assets or shareholders.

NOTE 2--INVESTMENT ADVISORY AND SERVICE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into an investment advisory agreement and an administrative service agreement with Securities Management and Research, Inc. ("SM&R"). SM&R is a wholly-owned subsidiary of American National. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                           INVESTMENT    SERVICE
                                          ADVISORY FEE     FEE
Growth                                        0.50%       0.25%
Equity Income                                 0.50%       0.25%
Balanced                                      0.50%       0.25%
Money Market                                  0.50%       0.25%
Government Bond                               0.50%       0.25%
Small-Cap/Mid-Cap                             1.25%       0.25%
High Yield Bond                               0.55%       0.25%
International Stock                           0.75%       0.25%

In addition to the investment advisory fee and the administrative fee, the Fund is responsible for paying most other operating expenses including outside director's fees and expenses, safekeeping fees, legal fees, auditing services, insurance, interest and miscellaneous expenses.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

All offering and organization costs were paid by American National. Effective June 1, 2002, the Fund's Adviser elected to waive or reduce all or any portion of any portfolio's advisory fee, administrative fee, and/or expenses for the portfolios listed below. Until April 30, 2004, SM&R agreed to reimburse expenses which exceed the following percentages of each portfolio's average daily net assets:

Growth                    0.87%
Equity Income             0.79%
Balanced                  0.81%
Money Market              0.56%
Government Bond           0.35%
Small-Cap/Mid-Cap         1.12%
High Yield Bond           0.80%
International Stock       1.10%

Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors.

As of December 31, 2002, SM&R and American National had the following ownership in the Portfolios:

                                                              AMERICAN NATIONAL                AMERICAN NATIONAL
                                    SM&R                      CORPORATE ACCOUNTS               SEPARATE ACCOUNTS
                       ------------------------------   ------------------------------   -----------------------------
                                    PERCENT OF SHARES                PERCENT OF SHARES               PERCENT OF SHARES
                         SHARES        OUTSTANDING        SHARES        OUTSTANDING       SHARES        OUTSTANDING
Growth                  2,848,707        25.11%          2,841,800        25.05%         5,655,071        49.84%
Equity Income           6,517,584        49.44%          3,492,929        26.49%         3,173,992        24.07%
Balanced                2,926,205        37.72%          3,307,260        42.64%         1,523,319        19.64%
Money Market           15,261,770        81.81%          2,700,017        14.47%           693,582         3.72%
Government Bond         1,464,401        19.16%          5,769,544        75.46%           411,509         5.38%
Small-Cap/Mid-Cap       1,539,441        27.53%          2,000,000        35.77%         2,051,843        36.70%
High Yield Bond           367,265         1.41%         25,629,935        98.39%            53,290         0.20%
International Stock     1,811,470        33.40%          3,577,188        65.95%            35,394         0.65%

The Fund pays directors' fees and expenses for all the disinterested directors.

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS
Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments, other than commercial paper, were as follows:

                                    PURCHASES       SALES
Growth                             $14,852,933   $14,692,664
Equity Income                      $ 6,260,887   $ 5,460,878
Balanced                           $ 5,090,272   $ 3,470,104
Government Bond                    $ 4,698,985   $ 4,307,394
Small-Cap/Mid-Cap                  $   391,645   $    39,181
High Yield Bond                    $ 3,000,795   $ 1,131,867
International Stock                $        --   $     4,339

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

Gross unrealized appreciation and depreciation as of December 31, 2002 were as follows:

                                     APPRECIATION   DEPRECIATION
Growth                                $1,171,808     $1,491,072
Equity Income                         $  748,274     $3,240,419
Balanced                              $  433,299     $  987,293
Government Bond                       $  478,454     $    1,338
Small-Cap/Mid-Cap                     $    3,385     $1,686,269
High Yield Bond                       $  965,998     $5,190,193
International Stock                   $   46,609     $2,384,001

NOTE 4--CAPITAL STOCK
GROWTH PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           1,029,206     $  1,368,303       1,218,673     $  2,064,362
Investment income dividends reinvested                              80,289           93,938         130,779          205,322
Distributions from net realized gains reinvested                        --               --              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        1,109,495        1,462,241       1,349,452        2,269,684
Redemptions of capital shares                                     (941,158)      (1,219,122)       (817,845)      (1,382,403)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         168,337     $    243,119         531,607     $    887,281
                                                                               ============                     ============
Shares outstanding at beginning of year                         11,177,241                       10,645,634
                                                               -----------                      -----------
Shares outstanding at end of year                               11,345,578                       11,177,241
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--11,345,578 shares of $.01 par value
outstanding (115,000,000 authorized) (par and additional
paid-in capital)                                                               $ 16,621,589
Accumulated net realized loss on investments                                     (3,202,955)
Net unrealized depreciation of investments                                         (319,264)
                                                                               ------------
Net Assets                                                                     $ 13,099,370
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

EQUITY INCOME PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             897,756     $  1,365,010       1,722,999     $  3,070,271
Investment income dividends reinvested                             219,166          290,835         233,706          374,091
Distributions from net realized gains reinvested                   566,063          747,203         282,104          451,367
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        1,682,985        2,403,048       2,238,809        3,895,729
Redemptions of capital shares                                   (1,617,339)      (2,378,130)     (1,024,244)      (1,801,466)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                          65,646     $     24,918       1,214,565     $  2,094,263
                                                                               ============                     ============
Shares outstanding at beginning of year                         13,118,859                       11,904,294
                                                               -----------                      -----------
Shares outstanding at end of year                               13,184,505                       13,118,859
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--13,184,505 shares of $.01 par value
outstanding (120,000,000 authorized) (par and additional
paid-in capital)                                                               $ 19,673,701
Accumulated net realized gain on investments                                          1,639
Net unrealized depreciation of investments                                       (2,492,145)
                                                                               ------------
Net Assets                                                                     $ 17,183,195
                                                                               ============

BALANCED PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             838,861     $  1,086,048       1,149,086     $  1,602,388
Investment income dividends reinvested                             242,533          294,682         219,776          292,331
Distributions from net realized gains reinvested                    73,743           89,583          20,266           26,954
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        1,155,137        1,470,313       1,389,128        1,921,673
Redemptions of capital shares                                     (974,704)      (1,235,769)       (553,650)        (769,167)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         180,433     $    234,544         835,478     $  1,152,506
                                                                               ============                     ============
Shares outstanding at beginning of year                          7,576,351                        6,740,873
                                                               -----------                      -----------
Shares outstanding at end of year                                7,756,784                        7,576,351
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--7,756,784 shares of $.01 par value
outstanding (115,000,000 authorized) (par and additional
paid-in capital)                                                               $  9,843,395
Accumulated net realized gain on investments                                          3,289
Net unrealized depreciation of investments                                         (553,994)
                                                                               ------------
Net Assets                                                                     $  9,292,690
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

MONEY MARKET PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                          108,878,654    $ 108,878,654     35,943,273     $ 35,943,273
Investment income dividends reinvested                              145,538          145,538        247,634          247,634
                                                               ------------    -------------    -----------     ------------
Subtotals                                                       109,024,192      109,024,192     36,190,907       36,190,907
Redemptions of capital shares                                  (103,957,426)    (103,957,426)   (29,426,385)     (29,426,385)
                                                               ------------    -------------    -----------     ------------
Net increase in capital shares outstanding                        5,066,766    $   5,066,766      6,764,522     $  6,764,522
                                                                               =============                    ============
Shares outstanding at beginning of year                          13,588,603                       6,824,081
                                                               ------------                     -----------
Shares outstanding at end of year                                18,655,369                      13,588,603
                                                               ============                     ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--18,655,369 shares of $.01 par value
outstanding (1,050,000,000 authorized) (par and additional
paid-in capital)                                                               $  18,655,369
                                                                               -------------
Net Assets                                                                     $  18,655,369
                                                                               =============

GOVERNMENT BOND PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           1,950,986     $  2,152,449         353,890     $    388,406
Investment income dividends reinvested                             297,621          324,407         346,135          363,524
Distributions from net realized gains reinvested                    12,617           13,752              --               --
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        2,261,224        2,490,608         700,025          751,930
Redemptions of capital shares                                     (471,920)        (523,271)        (60,668)         (65,159)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                       1,789,304     $  1,967,337         639,357     $    686,771
                                                                               ============                     ============
Shares outstanding at beginning of year                          5,856,150                        5,216,793
                                                               -----------                      -----------
Shares outstanding at end of year                                7,645,454                        5,856,150
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--7,645,454 shares of $.01 par value
outstanding (15,000,000 authorized) (par and additional
paid-in capital)                                                               $  7,879,207
Undistributed net investment income                                                     624
Net unrealized appreciation of investments                                          477,116
                                                                               ------------
Net Assets                                                                     $  8,356,947
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

SMALL-CAP/MID-CAP PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                           2,303,980     $    367,856         974,479     $    354,726
Redemptions of capital shares                                     (229,707)         (34,661)       (221,266)        (102,821)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                       2,074,273     $    333,195         753,213     $    251,905
                                                                               ============                     ============
Shares outstanding at beginning of year                          3,517,011                        2,763,798
                                                               -----------                      -----------
Shares outstanding at end of year                                5,591,284                        3,517,011
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--5,591,284 shares of $.01 par value
outstanding (10,000,000 authorized) (par and additional
paid-in capital)                                                               $  3,306,713
Accumulated net realized loss on investments                                       (880,126)
Net unrealized depreciation of investments                                       (1,682,884)
                                                                               ------------
Net Assets                                                                     $    743,703
                                                                               ============

HIGH YIELD BOND PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                             372,949     $    308,519         158,664     $    151,741
Investment income dividends reinvested                           2,054,028        1,581,602       2,365,603        2,035,055
                                                               -----------     ------------     -----------     ------------
Subtotals                                                        2,426,977        1,890,121       2,524,267        2,186,796
Redemptions of capital shares                                     (190,561)        (157,492)        (35,243)         (32,748)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                       2,236,416     $  1,732,629       2,489,024     $  2,154,048
                                                                               ============                     ============
Shares outstanding at beginning of year                         23,814,074                       21,325,050
                                                               -----------                      -----------
Shares outstanding at end of year                               26,050,490                       23,814,074
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--26,050,490 shares of $.01 par value
outstanding (40,000,000 authorized) (par and additional
paid-in capital)                                                               $ 25,130,891
Undistributed net investment income                                                   4,608
Accumulated net realized loss on investments                                       (885,219)
Net unrealized depreciation of investments                                       (4,224,195)
                                                                               ------------
Net Assets                                                                     $ 20,026,085
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

INTERNATIONAL STOCK PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                               --------------------------------------------------------------
                                                                           2002                             2001
                                                               -----------------------------    -----------------------------
                                                                  SHARES          AMOUNT           SHARES          AMOUNT
                                                               ------------    -------------    ------------    -------------
Sale of capital shares                                          10,081,572     $  5,554,146       4,547,417     $  3,116,319
Investment income dividends reinvested                              41,183           20,182          37,639           22,121
Distributions from net realized gains reinvested                        --               --           4,789            2,730
                                                               -----------     ------------     -----------     ------------
Subtotals                                                       10,122,755        5,574,328       4,589,845        3,141,170
Redemptions of capital shares                                   (9,834,577)      (5,418,224)     (4,509,064)      (3,082,489)
                                                               -----------     ------------     -----------     ------------
Net increase in capital shares outstanding                         288,178     $    156,104          80,781     $     58,681
                                                                               ============                     ============
Shares outstanding at beginning of year                          5,135,874                        5,055,093
                                                               -----------                      -----------
Shares outstanding at end of year                                5,424,052                        5,135,874
                                                               ===========                      ===========
The components of net assets at December 31, 2002, are as
follows:
Capital Stock--5,424,052 shares of $.01 par value
outstanding (20,000,000 authorized) (par and additional
paid-in capital)                                                               $  5,260,266
Undistributed net investment income                                                     205
Accumulated net realized loss on investments                                       (241,811)
Net unrealized depreciation of investments                                       (2,337,392)
                                                                               ------------
Net Assets                                                                     $  2,681,268
                                                                               ============

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the following periods:

                                          YEAR ENDED
                                         DECEMBER 31,
                                     ---------------------
                                        2002        2001
                                     ----------   --------
GROWTH PORTFOLIO
  Distributions paid from:
    Ordinary income                  $   93,938   $205,322
    Long-term capital gain                   --         --
                                     ----------   --------
                                     $   93,938   $205,322
                                     ==========   ========

EQUITY INCOME PORTFOLIO
  Distributions paid from:
    Ordinary income                  $  290,835   $374,091
    Long-term capital gain              747,203    451,367
                                     ----------   --------
                                     $1,038,038   $825,458
                                     ==========   ========

BALANCED PORTFOLIO
  Distributions paid from:
    Ordinary income                  $  294,682   $292,331
    Long-term capital gain               89,583     26,954
                                     ----------   --------
                                     $  384,265   $319,285
                                     ==========   ========

MONEY MARKET PORTFOLIO
  Distributions paid from:
    Ordinary income                  $  145,538   $247,557
    Long-term capital gain                   --         --
                                     ----------   --------
                                     $  145,538   $247,557
                                     ==========   ========

                                          YEAR ENDED
                                         DECEMBER 31,
                                    -----------------------
                                       2002         2001
                                    ----------   ----------
GOVERNMENT BOND PORTFOLIO
  Distributions paid from:
    Ordinary income                 $  324,407   $  363,524
    Long-term capital gain              13,752           --
                                    ----------   ----------
                                    $  338,159   $  363,524
                                    ==========   ==========

HIGH YIELD BOND PORTFOLIO
  Distributions paid from:
    Ordinary income                 $1,581,602   $2,035,055
    Long-term capital gain                  --           --
                                    ----------   ----------
                                    $1,581,602   $2,035,055
                                    ==========   ==========

INTERNATIONAL STOCK PORTFOLIO
  Distributions paid from:
    Ordinary income                 $   20,182   $   24,851
    Long-term capital gain                  --           --
                                    ----------   ----------
                                    $   20,182   $   24,851
                                    ==========   ==========

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

EQUITY INCOME PORTFOLIO
Undistributed gains                                 $1,639

BALANCED PORTFOLIO
Undistributed gains                                 $3,289

GOVERNMENT BOND PORTFOLIO
Undistributed net investment income                 $  624

HIGH YIELD BOND PORTFOLIO
Undistributed net investment income                 $4,608

INTERNATIONAL STOCK PORTFOLIO
Undistributed net investment income                 $  205

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
American National Investment Accounts, Inc.

We have audited the accompanying statements of assets and liabilities of American National Investment Accounts, Inc. (comprised of Growth, Equity Income, Balanced, Money Market, Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios), including the schedule of investments as of December 31, 2002, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the two years in the period then ended). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American National Investment Accounts, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (with respect to Government Bond, Small-Cap/Mid-Cap, High Yield Bond and International Stock portfolios for the period May 1, 2000 to December 31, 2000 and the two years in the period then ended), in conformity with accounting principles generally accepted in the United States of America.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
January 31, 2003

SUPPLEMENTAL INFORMATION
(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling
(800) 231-4639.

INDEPENDENT DIRECTORS

                                                                                                               NUMBER OF
                                                                                                             PORTFOLIOS IN
                                                          TERM OF OFFICE                                     FUND COMPLEX
         NAME, ADDRESS,            POSITION(S) HELD       AND LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY
            AND AGE                   WITH FUND            TIME SERVED            DURING PAST 5 YEARS          DIRECTOR
 ------------------------------  --------------------  --------------------  ------------------------------  -------------
 Ernest S. Barratt, Ph.D.         Director              Indefinite Since     Marie B. Gale Centennial            19 *
 2450 South Shore Blvd.,                                8/90                 Professor in Psychiatry,
 League City, TX 77573                                                       Cognitive Neuroscience
 Age 77                           Audit Committee       Indefinite Since     Laboratory, Department of
                                                        12/97                Psychiatry and Behavioral
                                                                             Sciences, University of Texas
                                                                             Medical Branch

 Jack T. Currie                   Director              Indefinite Since     Personal Investments                19 *
 2450 South Shore Blvd.,                                9/00
 League City, TX 77573
 Age 74                           Audit Committee       Indefinite Since
                                                        11/00

 Edwin K. Nolan                   Director              Indefinite           Investor and Attorney, Law          19 *
 2450 South Shore Blvd.,                                Since 11/97          Offices, Edwin K. Nolan, P.C.
 League City, TX 77573
 Age 59                           Nominating            Indefinite           Director/Owner of Canyon Lake
                                  Committee             Since 11/00          Aviation, Inc.
                                                                             Director of Hancock Mini
                                                                             Mart, Inc.

 Robert V. Shattuck               Director              Indefinite Since     Attorney, Law Offices, Robert       19 *
 2450 South Shore Blvd.,                                11/97                V. Shattuck, Jr.
 League City, TX 77573
 Age 61                           Nominating            Indefinite Since
                                  Committee             11/00

 Donald P. Stevens                Director              Indefinite Since     Assistant to the President for      19 *
 2450 South Shore Blvd.,                                9/00                 Governmental Relations of the
 League City, TX 77573                                                       University of Texas Medical
 Age 55                           Nominating            Indefinite Since     Branch, Galveston, TX
                                  Committee             11/00
                                                                             Vice President and Director,
                                                                             Jamail Galveston Foundation (a
                                                                             family charitable foundation)

 Steven H. Stubbs                 Director              Indefinite Since     President and Director of           19 *
 2450 South Shore Blvd.,                                9/00                 Dancing Rabbit Press, Inc. (a
 League City, TX 77573                                                       publishing company)
 Age 64
                                                                             Director, Secretary/Treasurer
                                                                             of Philadelphia Main Street
                                                                             Association (an economic
                                                                             development corporation)

                                                                             Director, Neshoba County
                                                                             Public Library

 Jamie G. Williams                Director              Indefinite Since     Academic Language Therapist         19 *
 2450 South Shore Blvd.,                                11/97                and Educational Consultant
 League City, TX 77573
 Age 56                           Audit Committee       Indefinite Since     Director, Center for Computer
                                  Chairman              11/00                Assistance to the Disabled
                                                                             (C-CAD)

 Frank P. Williamson              Director              Indefinite Since     Retired, Owner of Professional      19 *
 2450 South Shore Blvd.,                                11/97                Pharmacy
 League City, TX 77573
 Age 70

INTERESTED DIRECTORS

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                      TERM OF OFFICE                              FUND COMPLEX
        NAME, ADDRESS,          POSITION(S) HELD      AND LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY   INTERESTED DIRECTOR
           AND AGE                 WITH FUND           TIME SERVED         DURING PAST 5 YEARS      DIRECTOR        RELATIONSHIP
 ----------------------------  ------------------  --------------------  -----------------------  -------------  -------------------
 Michael W. McCroskey           President &         Indefinite Since     President, CEO,              19 *                   (1)
 2450 South Shore Blvd.,        Director            8/94                 Director and member of
 League City, TX 77573                                                   Executive Committee of
 Age 59                                                                  Securities Management
                                                                         and Research, Inc.
                                                                         (SM&R)^

                                                                         Executive Vice
                                                                         President and Treasurer
                                                                         of American National
                                                                         Insurance Company

                                                                         Director and President
                                                                         of ANREM Corporation
                                                                         (real estate management
                                                                         company)^

                                                                         President and Director
                                                                         of ANTAC Corporation
                                                                         (real estate management
                                                                         company)^

                                                                         Director of
                                                                         Comprehensive
                                                                         Investment Services,
                                                                         Inc. (investment
                                                                         services company)^

                                                                         Vice President of
                                                                         Garden State Life
                                                                         Insurance Company^

                                                                         Vice President of
                                                                         American National
                                                                         Property & Casualty
                                                                         Company^

                                                                         Vice President of
                                                                         Standard Life &
                                                                         Accident Insurance
                                                                         Company^

                                                                         Vice President of
                                                                         Pacific Property and
                                                                         Casualty Company^

                                                                         Assistant Secretary of
                                                                         American National
                                                                         General Insurance
                                                                         Company^

                                                                         Assistant Secretary of
                                                                         American National Life
                                                                         Insurance Company of
                                                                         Texas^

                                                                         Vice President of Farm
                                                                         Family Life Insurance
                                                                         Company^

                                                                         Vice President of Farm
                                                                         Family Casualty
                                                                         Insurance Company^

                                                                         Vice President of
                                                                         United Farm Family
                                                                         Insurance Company^

 Lea McLeod Matthews            Director            Indefinite Since     Communications               19 *                   (2)
 2450 South Shore Blvd.,                            8/94                 Specialist, National
 League City, TX 77573                                                   Western Life Insurance
 Age 40                                                                  Company (5/02-present)

                                                                         Director of Garden
                                                                         State Life Insurance
                                                                         Company^

                                                                         Senior Communications
                                                                         Specialist, Texas
                                                                         Guaranteed Student Loan
                                                                         Corporation (1/01-5/02)

                                                                         Internal Publications
                                                                         Manager, Tivoli
                                                                         Software 4/00-1/01

                                                                         Communications
                                                                         Consultant, Texas
                                                                         Association of School
                                                                         Boards 8/99-4/00

                                                                         Technical
                                                                         Writer/Publications
                                                                         Editor, National
                                                                         Western Life Insurance
                                                                         Company 1/92-8/99

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                      TERM OF OFFICE                              FUND COMPLEX
        NAME, ADDRESS,          POSITION(S) HELD      AND LENGTH OF      PRINCIPAL OCCUPATION(S)   OVERSEEN BY   INTERESTED DIRECTOR
           AND AGE                 WITH FUND           TIME SERVED         DURING PAST 5 YEARS      DIRECTOR        RELATIONSHIP
 ----------------------------  ------------------  --------------------  -----------------------  -------------  -------------------
 Ann McLeod Moody               Director            Indefinite Since     Housewife, Personal          19 *                   (3)
 2450 South Shore Blvd.,                            11/97                Investments
 League City, TX 77573
 Age 65                                                                  Director of Gal-Tex
                                                                         Hotel Corporation
                                                                         (hospitality and hotel
                                                                         management company)#

                                                                         Director of Moody
                                                                         Gardens, Inc. (a
                                                                         charitable
                                                                         organization)

 (1) Mr. McCroskey serves as an officer and director of SM&R, the Fund's investment adviser. He also serves as an officer of SM&R's parent company, American National Insurance Company ("American National").

 (2) Ms. Matthews is the step-daughter of Robert L. Moody. Mr. Moody is the Chairman of the Board and Chief Executive Officer of American National, the parent of SM&R. Mr. Moody is also a trustee of The Moody Foundation, a charitable foundation established for charitable and educational purposes, which owns approximately 23.6% of the outstanding common shares of American National, and he serves as Chairman of the Board, President, and Chief Executive Officer of The Moody National Bank of Galveston (the "Bank"), which, in its capacity as trustee and custodian, votes approximately 46.6% of the outstanding common shares of American National. Mr. Moody is also the President and a director of the companies owning the controlling interests in such bank, and he is a life income beneficiary of one of such trusts.

      Ms. Matthews is the daughter of Fund director Ann McLeod Moody.

 (3)  Ms. Moody is the spouse of Robert L. Moody. See footnote 2 above.

      Ms. Moody is the mother of Fund director Lea McLeod Matthews.

 * Also a Director of SM&R Investments, Inc., another investment company advised by SM&R, which has 11 portfolios.

 ^    Under control of American National.

 #    Under common control with American National.

AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC.   2450 South Shore Boulevard, League
                                                                  City, TX 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                            Ernest S. Barratt, Ph.D.
                                 Jack T. Currie
                              Lea McLeod Matthews
                              Michael W. McCroskey
                                Ann McLeod Moody
                                 Edwin K. Nolan
                            Robert V. Shattuck, Jr.
                               Donald P. Stevens
                                Steven H. Stubbs
                               Jamie G. Williams
                              Frank P. Williamson

                                    OFFICERS
                        Michael W. McCroskey, President
                Brenda T. Koelemay, Vice President and Treasurer
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                             Houston, TX 77258-8969

                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103